Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.4%)
U.S. Government Securities (8.9%)
	United States Treasury Inflation Indexed
	Bonds	1.125%	1/15/21	130,000	152,004
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	100,000	105,803
	United States Treasury Inflation Indexed
	Bonds	0.125%	1/15/22	425,000	471,089
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/22	1,500,000	1,543,744
2	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/22	550,000	601,634
	United States Treasury Note/Bond	0.875%	9/15/19	50,000	49,711
3	United States Treasury Note/Bond	2.125%	8/15/21	530,000	528,346
1,3	United States Treasury Note/Bond	1.875%	7/31/22	1,253,000	1,238,515
	United States Treasury Note/Bond	1.625%	8/31/22	624,000	611,520
	United States Treasury Note/Bond	2.500%	3/31/23	8,440	8,516
	United States Treasury Note/Bond	2.875%	8/15/28	15,300	15,783
					5,326,665
Conventional Mortgage-Backed Securities (0.2%)
4,5,6	Fannie Mae Pool	4.000%	5/1/49	88,278	90,581

Nonconventional Mortgage-Backed Securities (0.3%)
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.707%	4.837%	2/1/37	495	524
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.500%	9/1/32	192	202
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.760%	4.363%	8/1/37	447	455
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.535%	8/1/33	1,693	1,757
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.644%	7/1/33	1,720	1,769
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.452%	5/1/33	271	287
4,5,7	Fannie Mae Pool, 1YR CMT + 2.000%	4.544%	12/1/32	219	225
4,5,7	Fannie Mae Pool, 1YR CMT + 2.125%	4.146%	6/1/33	991	1,030
4,5,7	Fannie Mae Pool, 1YR CMT + 2.185%	4.435%	7/1/32	139	147
4,5,7	Fannie Mae Pool, 1YR CMT + 2.210%	4.256%	5/1/33	1,272	1,343
5,8	Fannie Mae REMICS	4.000%	3/25/43	22,939	4,302
5,8	Fannie Mae REMICS	4.500%	9/25/47	34,087	6,616
5,8	Fannie Mae REMICS	5.000%	6/25/45	45,966	8,466
5,8	Fannie Mae REMICS	5.500%	2/25/46	24,704	5,102
5,8	Fannie Mae REMICS	6.000%	12/25/47	29,087	6,815
5,8	Fannie Mae REMICS 2015-22	6.000%	4/25/45	26,034	5,942
5,8	Fannie Mae REMICS 2015-28	4.000%	5/25/45	22,483	4,243
5,8	Fannie Mae REMICS 2016-3	6.000%	2/25/46	23,016	5,349
4,5,9	Fannie Mae REMICS, 6.050% - 1M USD
	LIBOR	3.573%	3/25/46	72,789	12,805

4,5,9	Fannie Mae REMICS, 6.150% - 1M USD
	LIBOR	3.673%	5/25/47	101,328	17,089
4,5,9	Fannie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.723%	10/25/47	66,851	12,342
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.500%	8/1/37	1,375	1,434
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.643%	9/1/32	722	738
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.711%	8/1/33	426	450
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.815%	10/1/32	251	266
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.000%	1/1/33	178	192
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.086%	2/1/33	149	154
4,5,7	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.450%	8/1/32	476	506
4,5,7	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.500%	8/1/32	537	553
4,5,7	Freddie Mac Non Gold Pool, 1YR CMT +
	2.254%	4.629%	9/1/32	50	54
5,8	Freddie Mac REMICS	4.000%	10/15/42	22,514	2,732
4,5,9	Freddie Mac REMICS, 6.150% - 1M USD
	LIBOR	3.677%	1/15/42–1/15/45	49,901	8,293
4,5,9	Freddie Mac REMICS, 6.200% - 1M USD
	LIBOR	3.727%	12/15/47	25,700	4,824
8	Ginnie Mae REMICS	4.000%	5/20/45	231	42
8	Ginnie Mae REMICS	4.500%	4/20/45–1/20/48	91,913	18,022
8	Ginnie Mae REMICS	5.000%	2/20/40	40,684	8,431
4,9	Ginnie Mae REMICS, 5.650% - 1M USD
	LIBOR	3.169%	8/20/45	42,290	6,382
4,9	Ginnie Mae REMICS, 6.100% - 1M USD
	LIBOR	3.619%	9/20/46	31,703	6,138
4,9	Ginnie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.719%	9/20/47–12/20/47	204,228	34,642
					190,663
Total U.S. Government and Agency Obligations (Cost $5,596,570)					5,607,909
Asset-Backed/Commercial Mortgage-Backed Securities (24.7%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	12,620	12,506
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	86,660	86,483
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	23,100	23,025
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	6,300	6,362
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	20,510	20,340
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,860	30,224
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	36,090	36,551
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	28,580	28,846
4,10	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,443	12,776
4,10	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,478
4,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	16,816	17,152
4,10	American Homes 4 Rent 2015-SFR	3.467%	4/17/52	14,954	15,156
4,10	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	6,479	6,638
4,10	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	2,830	2,934
10	American Tower Trust #1	3.652%	3/23/28	13,190	13,173

4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	15,984	16,456
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	11,185	11,726
4	AmeriCredit Automobile Receivables
	Trust 2016-1	3.590%	2/8/22	6,939	6,992
4	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	9,390	9,488
4	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	10,170	10,132
4	AmeriCredit Automobile Receivables
	Trust 2017-3	1.690%	12/18/20	5,417	5,414
4	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	19,450	19,967
4	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	21,420	21,612
4,10	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	13,390	13,421
4,10	Applebee's Funding LLC/IHOP Funding
	LLC	4.277%	9/5/44	6,029	6,011
4,10	ARL Second LLC 2014-1A	2.920%	6/15/44	12,127	11,998
4,10	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	15,105	15,345
4,10	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	1,680	1,781
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	17,400	17,340
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	43,123	42,981
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	3,341	3,351
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	7,640	7,659
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	12,850	12,813
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	5,330	5,450
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	2,540	2,601
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	18,650	19,257
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	15,310	15,483
4,10	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,953
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	8,360	8,563
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	9,460	9,806
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.507%	9/15/48	1,600	1,655
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	4,760	4,888
4	Banc of America Funding 2006-H Trust	4.338%	9/20/46	8,981	7,985
4	BANK 2017 - BNK4	3.625%	5/15/50	8,435	8,692
4	BANK 2017 - BNK5	3.390%	6/15/60	8,150	8,259
4	BANK 2017 - BNK6	3.254%	7/15/60	13,450	13,430
4	BANK 2017 - BNK6	3.518%	7/15/60	13,190	13,486
4	BANK 2017 - BNK6	3.741%	7/15/60	3,080	3,108
4	BANK 2017 - BNK7	3.435%	9/15/60	16,580	16,888

4	BANK 2017 - BNK8	3.488%	11/15/50	33,600	34,278
4	BANK 2017 - BNK9	3.538%	11/15/54	18,130	18,549
4	BANK 2018 - BN10	3.641%	2/15/61	11,860	12,300
4	BANK 2018 - BN10	3.688%	2/15/61	31,470	32,503
4	BANK 2018 - BN12	4.255%	5/15/61	19,620	21,128
4	BANK 2018 - BN13	4.217%	8/15/61	18,330	19,684
4	BANK 2018 - BN15	4.407%	11/15/61	27,963	30,346
4	BANK 2018 - BN14	4.185%	9/15/60	6,680	7,151
4	BANK 2018 - BN14	4.231%	9/15/60	22,000	23,604
4	BANK 2019 - BN17	3.623%	4/15/52	7,533	7,803
4	BANK 2019 - BN17	3.714%	4/15/52	15,650	16,237
4	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	16	16
4,7,10	Bank of America Student Loan Trust
	2010-1A, 3M USD LIBOR + 0.800%	3.380%	2/25/43	7,511	7,517
4	Bear Stearns ARM Trust 2006-4	4.136%	10/25/36	13,893	12,759
4	Bear Stearns ARM Trust 2007-3	4.301%	5/25/47	10,076	9,253
4	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	3,875
4	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	17,710	18,301
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	6,141
4	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,788
4	Benchmark 2018-B1 Mortgage Trust	4.255%	1/15/51	4,200	4,283
4	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	18,190	19,247
4	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	9,310	9,985
4	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	9,886	10,597
4	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	22,170	23,944
4	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	27,172	29,250
4	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	8,042	8,350
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	15,690	15,640
4	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	4,540	4,594
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	15,840	15,765
4,7	Brazos Higher Education Authority Inc.
	Series 2005, 3M USD LIBOR + 0.200%	2.801%	6/25/26	6,677	6,650
4,7	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	3.451%	2/25/30	13,445	13,437
4,10	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	3,255	3,243
4,10	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	6,306	6,283
4,10	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	11,432	11,633
4,10	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	5,589	5,586
4	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	5,194	5,167
4	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	6,520	6,472
4	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	3,180	3,174
4,10	Canadian Pacer Auto Receivables Trust
	2019-1A	2.960%	6/19/24	4,170	4,189
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	7,254	7,238
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	5,710	5,682
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	7,330	7,411
4,10	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	4,680	4,726

4,10	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,080	2,137
4	Capital Auto Receivables Asset Trust
	2015-3	2.430%	9/21/20	1,862	1,861
4	Capital Auto Receivables Asset Trust
	2015-3	2.900%	12/21/20	6,880	6,882
4	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	1,630	1,633
4	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	6,110	6,060
4	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	3,360	3,352
4,10	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	11,174	11,133
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	55,925	55,503
4	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	90,670	91,405
4,10	CARDS II Trust 2018-2A	3.047%	4/17/23	35,860	35,949
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,848
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,864
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,557
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,811
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,789
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,690
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,028
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	12,120	12,016
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,818
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	3,240	3,211
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	3,240	3,200
4	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	26,927	26,887
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	76,110	76,057
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	12,020	12,009
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	19,902
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,116
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,836
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	6,972
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,376
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	26,590	26,859
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	13,310	13,582
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	18,390	18,706
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	6,780	6,964
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	5,940	6,101
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	4,030	4,139
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	2,730	2,804
4	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	3,650	3,551
4	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	6,299	6,142
4	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	29,440	30,377
4	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	12,810	13,109
4	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	17,147	17,425
4	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	6,715	6,827

4	CenterPoint Energy Transition Bond Co.
	IV LLC 2012-1	2.161%	10/15/21	7,355	7,328
4,10	CFCRE Commercial Mortgage Trust
	2011-C2	5.948%	12/15/47	14,930	15,807
4	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	25,764	25,726
4,10	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	25,571	25,653
§,4,10	Chesapeake Funding II LLC 2019-1	2.950%	4/15/31	50,190	50,182
4	CHL Mortgage Pass-Through Trust 2006-
	HYB1	4.074%	3/20/36	6,485	5,981
4	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.985%	2/25/47	7,765	6,788
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	1,351	1,351
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	10,155	10,160
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	15,545	15,621
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	5,040	5,040
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	26,030	26,284
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	3,230	3,222
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	5,960	5,917
4	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	89,125	89,065
4,10	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,100	2,144
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,350	6,415
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	6,458	6,613
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	3,786	4,020
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	19,843	20,814
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	3,686	3,814
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	40,226	42,105
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	25,685	26,523
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	12,426	12,801
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	5,394	5,445
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.592%	7/10/47	6,380	6,549
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	18,100	18,488
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	40,950	42,425
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	6,146	6,444

4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.679%	10/10/47	1,035	1,071
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	38,271	38,561
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	52,677	55,002
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	46,591	48,636
4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.721%	9/10/58	4,000	4,083
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	47,360	47,722
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	4,426	4,373
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	19,500	19,876
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	41,283	42,050
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	9,500	9,809
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.412%	9/15/50	9,500	9,505
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	8,750	9,396
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	10,960	11,825
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.412%	11/10/51	28,510	31,026
4	Citigroup Mortgage Loan Trust 2007-AR8	4.356%	7/25/37	574	566
4,10	CLI Funding V LLC 2013-1A	2.830%	3/18/28	9,236	9,092
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,960
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,177
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	22,953	22,896
4,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,391
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,971	10,955
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	1,976
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,641
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	868	879
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	8,412	8,616
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,317	13,937
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	46,520
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	13,477	13,739
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	8,060
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	43,572
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	32,690	34,504
4	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	4,517	4,822
4	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	8,240	8,594
4,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,407
4,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,389
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,851	1,879
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	41,514
4	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	12,669	13,369
4,10	COMM 2013-CCRE9 Mortgage Trust	4.398%	7/10/45	12,690	13,011
4,10	COMM 2013-CCRE9 Mortgage Trust	4.398%	7/10/45	11,250	11,692
4,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	9,606	9,812
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,262
4,10	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	19,436

4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,123
4,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	5,490	5,494
4,10	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	33,245	34,480
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,003
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	17,690	18,685
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,956	4,956
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	21,286
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,105
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	2,000
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	49,610
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	28,562
4	COMM 2014-CCRE17 Mortgage Trust	4.915%	5/10/47	10,175	10,486
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,572	9,810
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,552	29,783
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,520	1,551
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	37,695
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	36,723	37,813
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,096
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	36,593
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,345	11,747
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	38,840	40,445
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	22,673
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	12,369
4	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	8,118	8,332
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,024
4,10	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,380	42,711
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	42,350	43,302
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	16,636	17,197
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.500%	8/15/48	10,600	10,448
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	41,262	42,921
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.687%	11/15/48	7,660	7,893
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	45,026	45,718
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	15,680	15,826
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	20,120	21,503
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	30,630	32,415
4,10	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	19,110	19,195
4,10	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	12,480	12,496
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	41,130	44,874
4	DBJPM 16-C1 Mortgage Trust	3.502%	5/10/49	2,050	1,958
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	22,148
4,7,10	DELAM 2018-1, 1M USD LIBOR +
	0.700%	3.187%	11/19/25	18,960	18,988
4,10	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	2,895	2,892
4,10	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	10,090	10,062
4,10	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	33,290	33,329
4	Discover Card Execution Note Trust 2019-
	A1	3.040%	7/15/24	33,870	34,309
4,10	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	35,500	35,871

4,10	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	8,550	8,707
4,10	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	33,900	33,899
4,10	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	24,750	24,750
10	DNB Boligkreditt AS	2.500%	3/28/22	14,189	14,163
4,10	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	27,530	27,295
4,10	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	4,725	4,735
4,10	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	4,464	4,475
4,10	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	7,316	7,338
4,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	24,302	24,499
4,10	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	291	291
4,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	22,190	22,440
4,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,370
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,417
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	9,200	9,199
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	19,000	19,006
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	29,120	29,287
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	20,430	20,798
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	30,890	30,962
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	30,350	30,626
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	16,140	16,491
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	20,200	20,453
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	19,260	19,574
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	26,460	27,268
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	16,400	16,419
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	15,870	16,028
4,7,10	Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	3.277%	10/25/56	16,425	16,345
4,10	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	9,740	9,763
4,10	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	27,221	27,381
4,10	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	15,790	15,901
4,10	Enterprise Fleet Financing LLC Series
	2018-3	3.550%	5/20/24	11,620	11,872
4,10	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	19,260	19,333
4,10	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	13,690	13,779
4,5,7	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.927%	1/25/29	2,000	2,009
4,5,7	Fannie Mae Connecticut Avenue
	Securities 2016-C05, 1M USD LIBOR +
	0.015%	3.827%	1/25/29	213	213
4,5,7,10 Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	3.227%	9/25/31	19,980	19,974
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,236	19,032
4	First Horizon Mortgage Pass-Through
	Trust 2006-AR3	3.755%	11/25/36	4,323	3,871
	First Horizon Mortgage Pass-Through
	Trust 2006-AR4	4.673%	1/25/37	8,794	7,725
4,7	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.913%	10/16/23	17,910	17,933
4,10	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	11,694	11,741
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	29,900	29,825
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	8,640	8,605

4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	6,530	6,564
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	11,780	11,826
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	39,260	39,575
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	13,860	14,027
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	39,880	40,086
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	8,810	8,887
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	25,150	25,249
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	20,498	20,493
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	9,831	9,829
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	29,520	29,447
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	7,475	7,461
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	12,016
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,374
4,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	61,000	60,788
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	7,000
4,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	20,800	20,650
4,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	74,340	73,362
4,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	21,295	21,150
4,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	40,385	39,690
4,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,669
4,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	13,787
4,10	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	7,305	7,403
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	37,580	37,817
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	12,840	13,116
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	101,570	101,382
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	32,080	31,991
4,10	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	27,020	27,453
4,10	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	16,295	16,449
4,10	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	20,530	20,888
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	26,820	26,977
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	10,330	10,395
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	10,980	11,047
4	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	23,545	23,438
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	60,820	60,373
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	83,210	83,616
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3 A1	3.520%	10/15/23	52,330	53,350
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	45,500	45,600
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.060%	4/15/26	10,340	10,365
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	7,753	7,759
4,5,10	Freddie Mac Structured Agency Credit
	Risk Trust 2019-HQA2	0.000%	4/25/49	16,430	16,430
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2, 1M USD
	LIBOR + 2.200%	4.677%	10/25/28	773	776
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	4.477%	12/25/28	3,766	3,797
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.744%	2/25/48	11,863	11,810

4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.818%	5/25/48	8,198	7,945
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.166%	8/25/48	5,525	5,539
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	8,722	8,740
4,5,7,10 Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	3.277%	3/25/49	3,730	3,737
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	15,000	14,967
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	4,660	4,640
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	8,440	8,403
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	5,140	5,118
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	25,400	25,497
4	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	28,180	28,349
4	GM Financial Automobile Leasing Trust
	2018-3	3.300%	7/20/22	5,540	5,571
4,10	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	8,590	8,502
4,10	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	2,650	2,627
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	7,250	7,398
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	6,690	6,851
4	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	8,770	8,898
4	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	14,660	14,687
4	GMACM Mortgage Loan Trust 2005-AR6	4.187%	11/19/35	1,742	1,661
4,10	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	12,009	12,006
4,10	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	8,830	8,822
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	54,900	54,457
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	17,100	16,985
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	9,380	9,335
4,10	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	53,560	53,910
4,10	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	53,142
4,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	46,712	46,541
4,10	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	153,710	153,281
4,10	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	87,460	89,400
4,7,10	Gosforth Funding 2018-1A PLC, 3M USD
	LIBOR + 0.450%	3.101%	8/25/60	11,661	11,648
4,10	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	20,500	20,659
4,10	Great America Leasing Receivables
	Funding LLC Series 2016-1	2.830%	6/17/24	5,140	5,137

4,10	Great America Leasing Receivables
	Funding LLC Series 2016-1	3.210%	2/18/25	5,260	5,318
4,10	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	32,716	33,238
4,10	GS Mortgage Securities Trust 2010-C2	5.353%	12/10/43	3,530	3,632
4,10	GS Mortgage Securities Trust 2011-GC3	5.825%	3/10/44	2,280	2,364
4,10	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	36,047	36,061
4,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,047
4	GS Mortgage Securities Trust 2012-GCJ7	5.870%	5/10/45	7,150	7,463
4	GS Mortgage Securities Trust 2013-GC13	4.185%	7/10/46	22,934	24,064
4,10	GS Mortgage Securities Trust 2013-GC13	4.218%	7/10/46	5,650	5,767
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	13,060	13,219
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	8,250	8,362
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	7,090	7,242
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	22,020	22,963
4	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	49,405	52,128
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	41,343	43,327
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,456
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	46,954
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	13,744
4	GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	10,665	11,212
4	GS Mortgage Securities Trust 2014-GC24	4.663%	9/10/47	17,556	17,065
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	19,645
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	47,290	48,839
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,290	39,745
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	35,655	36,405
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	12,480
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	4,844
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	26,732	27,512
4	GS Mortgage Securities Trust 2015-GC34	4.808%	10/10/48	12,080	12,448
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	10,520	10,343
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	18,110	19,350
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,271
10	GTP Acquisition Partners I LLC	2.350%	6/15/20	1,540	1,525
10	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	26,436
4,10	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	1,995	2,060
4,10	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	27,761	28,980
4,10	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	18,322	15,563
4,10	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	37,080	37,194
4,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	6,785	6,740
4,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	14,756	14,689
4,10	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	5,330	5,320
4,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	12,520	12,523
4,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	7,860	8,010
4,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	4,011
4,7,10	Holmes Master Issuer PLC 2018-1, 3M
	USD LIBOR + 0.360%	2.957%	10/15/54	29,264	29,226
4,7,10	Holmes Master Issuer PLC 2018-2A, 3M
	USD LIBOR + 0.420%	3.017%	10/15/54	18,320	18,318

4	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	43,040	42,849
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	6,410	6,343
4	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	14,140	14,235
4	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	14,910	15,004
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	5,460	5,513
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	7,720	7,864
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	7,470	7,522
4,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	40,670	40,350
4,10	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	14,834
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	36,130	36,030
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	7,090	7,057
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	6,480	6,451
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	47,455	47,521
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	15,010	15,057
4,10	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	3,870	3,891
4,10	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	26,560	26,613
4,10	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	4,370	4,386
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,500
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,351
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	10,660	10,682
4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	5,655	5,668
4,7,10	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	3.324%	12/17/36	27,210	27,045
4,7,10	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	3.624%	12/17/36	9,957	9,947
4,7,10	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	3.174%	3/17/37	40,213	39,672
4,7,10	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	3.424%	3/17/37	9,890	9,768
4,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	14,791	14,937
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,350	10,500
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	6,740	6,776
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,284
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,238	1,255
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	2,861	2,895
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.786%	11/15/43	6,225	6,358
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.786%	11/15/43	7,100	7,265

4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	24,179	24,835
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.547%	8/15/46	4,100	4,301
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,844
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	14,278	14,556
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	10,600	10,621
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,078
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	27,963
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,611	5,662
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	40,166
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	15,150	15,690
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.128%	1/15/46	9,350	9,528
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	8,421	8,592
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,426
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,674
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,433
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.130%	12/15/46	21,150	22,633
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.195%	12/15/46	9,770	10,327
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	28,354	28,510
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	30,870	31,448
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	17,595	17,273
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	14,370	14,816
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	12,517	12,773
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,866	18,429
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.176%	7/15/45	7,520	7,797
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	14,732	15,070
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	13,870	14,550
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	3,530	3,604
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	28,613

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	18,945
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.372%	11/15/45	13,495	14,357
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,860	24,148
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	36,630	38,586
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,696
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.978%	2/15/47	13,200	14,019
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.978%	2/15/47	5,850	6,096
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,597	10,930
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	29,560	29,946
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	48,480	49,852
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	16,945	17,068
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	24,383
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	51,660	53,766
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	15,901	16,711
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	21,082	21,947
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	12,061	12,420
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	23,083
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	33,410	34,599
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	10,675	10,843
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	6,430	6,410
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	10,453	10,628
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	8,500	9,104
4,7,10	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	3.083%	12/22/69	23,142	23,152
4,7,10	Lanark Master Issuer plc 2018-2A, 1M
	USD LIBOR + 0.420%	3.083%	12/22/69	11,906	11,905
4,10	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	30,280	30,804
4,10	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	18,640	18,779
4,10	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	12,625
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.655%	4/25/34	460	456
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	13,358	13,349
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	76,170	76,034
4	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	3,170	3,184

4	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	10,430	10,619
4	Merrill Lynch Mortgage Investors Trust
	MLMI Series 2003-A2	4.169%	2/25/33	899	889
4	Merrill Lynch Mortgage Investors Trust
	MLMI Series 2003-A4	4.744%	7/25/33	437	439
4,10	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,860	33,728
4,10	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,560	6,657
4,10	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,580	3,649
4,10	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	6,400	6,462
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	21,548	21,797
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,000	2,043
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,023	5,031
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	3,372	3,381
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	28,493	29,870
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	1,337	1,345
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	8,445	8,734
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.302%	8/15/46	24,216	25,525
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	6,825	6,979
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	3,830	4,043
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,721
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	6,400	6,424
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,940	2,945
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	27,425	27,752
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	16,600	17,402
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	17,500	18,522
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	37,219	38,587
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	22,710	23,798
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.075%	4/15/47	1,895	2,004
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	38,845	40,624
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	9,540	9,882
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.488%	6/15/47	22,920	23,885
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.921%	6/15/47	12,300	12,405

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	32,178	33,360
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	7,460	7,723
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	13,400	13,979
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	17,350	17,599
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	23,220	23,803
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	21,800	22,044
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	37,941	38,487
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	4,230	4,337
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	11,828	12,244
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	20,280	20,677
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	28,104	29,218
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	7,814	8,076
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	27,615	27,929
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.909%	5/15/49	2,210	2,302
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	61,107	63,213
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	19,660	20,054
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,212
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,539
4,10	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	17,287	17,445
4,10	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,234
4,10	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,646
4,10	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,871	29,429
4	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	40,034	41,603
4	Morgan Stanley Capital I Trust 2015-
	UBS8	4.740%	12/15/48	11,440	11,792
4	Morgan Stanley Capital I Trust 2016-
	BNK2	3.049%	11/15/49	11,960	11,857
4	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	23,997	23,374
4	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	19,710	20,274
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,554
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	6,926
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	4,749
4	Morgan Stanley Mortgage Loan Trust
	2006-8AR	4.435%	6/25/36	3,913	3,957
4,7,10	Motor PLC 2017-1A, 1M USD LIBOR +
	0.530%	3.007%	9/25/24	29,019	29,008

4,10	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	37,718
4,7,10	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	3.327%	6/25/65	5,264	5,283
4,7,10	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	3.227%	3/25/66	27,789	27,917
4,10	Navient Student Loan Trust 2017-A	2.880%	12/16/58	17,580	17,372
4,7,10	Navient Student Loan Trust 2018-1, 1M
	USD LIBOR + 0.190%	2.667%	3/25/67	4,690	4,689
4,10	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	86,596	87,311
4,10	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	13,300	13,538
4,10	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	63,650	65,920
4,10	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	9,051	9,071
4,10	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	54,450	55,060
4,10	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	38,720	40,124
4,10	Navient Student Loan Trust 2019-B	3.390%	12/15/59	17,930	18,066
7	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.780%	3.202%	1/2/25	12,191	12,077
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	24,750	24,691
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	8,520	8,486
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	11,020	11,135
4	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	53,490	53,532
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	10,700	10,714
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	39,090	38,876
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	22,040	21,912
4	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	10,430	10,577
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	7,290	7,383
4,10	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,221
4,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,255
4,7,10	Pepper Residential Securities Trust
	2017A-A1UA, 1M USD LIBOR +
	1.100%	3.581%	3/10/58	4,540	4,542
4,7,10	Pepper Residential Securities Trust
	2018A-A1UA, 1M USD LIBOR +
	0.950%	3.432%	3/12/47	997	997
4,7,10	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	3.357%	1/16/60	30,036	29,979
4,7,10	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.487%	6/20/60	16,993	16,952
4,7,10	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	3.430%	8/18/60	11,785	11,787
4,7,10	Permanent Master Issuer Plc 2018-1A,
	3M USD LIBOR + 0.380%	2.977%	7/15/58	12,200	12,162
4,10	PFS Financing Corp 2017-B	2.220%	7/15/22	20,500	20,335
4,7,10	PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.943%	10/15/21	32,830	32,824
4,10	PFS Financing Corp. 2017-D	2.400%	10/17/22	34,130	33,899
4,10	PFS Financing Corp. 2018-D	3.190%	4/17/23	12,740	12,801
4,7,10	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	3.427%	11/25/65	25,600	25,600
4,10	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,191	7,150
4,10	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,004	24,933

4,10	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,306
4,10	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	15,540	15,428
4,10	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	4,030	3,998
4,10	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	17,818	17,870
4,10	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	2,220	2,218
4,10	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	23,350	23,907
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	6,949	7,025
4,7,10	Resimac Premier Series 2014-1A, 3M
	USD LIBOR + 0.700%	3.297%	12/12/45	5,784	5,752
4,7,10	Resimac Premier Series 2018-1A, 1M
	USD LIBOR + 0.800%	3.281%	11/10/49	26,427	26,386
4,7,10	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.327%	12/16/59	36,127	36,065
4,7,10	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	3.331%	4/10/50	4,780	4,771
4	RFMSI Series 2006-SA2 Trust	5.009%	8/25/36	11,493	9,812
4	RFMSI Series 2006-SA3 Trust	5.248%	9/25/36	4,034	3,616
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,033
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,146
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	14,230	14,207
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	2,205	2,204
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	5,760	5,752
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	14,125	14,116
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	35,160	35,073
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	15,340	15,368
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	24,700	24,730
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	40,900	41,543
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	21,750	22,132
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	35,530	36,108
4,10	Santander Retail Auto Lease Trust 2017-
	A	2.370%	1/20/22	7,110	7,076
4,10	Santander Retail Auto Lease Trust 2017-
	A	2.680%	1/20/22	5,760	5,746
4,10	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	31,400	31,480
4,10	Santander Retail Auto Lease Trust 2018-
	A	3.060%	4/20/22	11,210	11,234
4,10	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	9,390	9,408
4,10	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	21,865	21,934
4,10	Santander Retail Auto Lease Trust 2019-
	A	2.770%	6/20/22	63,500	63,540
10	SBA Tower Trust	3.156%	10/8/20	10,760	10,767

4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	491	490
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	12,930	12,880
4,10	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	10,240	10,212
4,10	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	5,360	5,445
4,10	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	6,450	6,560
4,10	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	3,481	3,483
4,10	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	4,286	4,318
4,10	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	7,084	7,075
4,10	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	2,911	2,902
4,10	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,700	14,599
4,10	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	5,860	5,873
4,10	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	456	456
4,10	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,149
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,719
4,10	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	9,985	9,905
4,7,10	SMB Private Education Loan Trust 2016-
	B, 1M USD LIBOR + 1.500%	3.923%	2/17/32	9,245	9,445
4,7,10	SMB Private Education Loan Trust 2016-
	C, 1M USD LIBOR + 1.100%	3.573%	9/15/34	10,871	10,932
4,7,10	SMB Private Education Loan Trust 2017-
	A, 1M USD LIBOR + 0.900%	3.373%	9/15/34	14,836	14,871
4,10	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	19,880	19,724
4,10	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	51,170	51,823
4,10	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	21,900	22,405
4,10	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	24,940	25,415
4,10	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	7,114	7,092
4,10	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	7,092	7,029
4,10	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	5,760	5,676
4,7,10	SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	3.427%	1/25/39	2,320	2,334
4,10	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	2,112	2,078
4,10	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	14,150	14,068
4,7,10	SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	3.077%	7/25/40	1,358	1,360
4,10	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	7,540	7,469
4,10	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	19,026	18,879
4,10	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	9,940	9,831
4,10	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	15,985	15,883

4,10	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	12,320	12,238
4,10	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	22,153	22,014
4,10	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	15,490	15,348
4,10	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	27,178	27,449
4,10	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	43,720	44,561
4,10	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	41,350	42,217
4,10	SoFi Professional Loan Program 2019-B
	LLC	3.090%	8/17/48	16,050	16,001
4,10	Stack Infrastructure Issuer LLC_19-1A	4.540%	2/25/44	12,792	13,070
10	Stadshypotek AB	2.500%	4/5/22	16,320	16,279
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	34,590	35,214
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	8,025	8,003
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	34,390	34,233
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	10,715	10,659
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,935	16,858
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	29,333	29,232
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	31,940	31,847
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	9,688	9,620
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	13,000	12,910
4,10	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,404	8,554
4,10	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	12,041	12,460
4,10	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	10,444	10,918
4,10	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	13,894	13,877
4,10	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	1,480	1,479
4,10	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	1,180	1,180
4,10	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	1,330	1,329
4,10	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	103,162	104,208
4,10	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	10,750	10,861
4,10	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	6,850	6,925
4,10	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	11,120	11,207
4,10	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	12,823	12,829
4,10	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	4,346	4,356
4,10	Tidewater Auto Receivables Trust 2018-
	AA	3.840%	11/15/24	4,873	4,919
4,10	Tidewater Auto Receivables Trust 2018-
	AA	4.300%	11/15/24	1,449	1,475
4,10	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	25,101
10	Toronto-Dominion Bank	2.250%	3/15/21	2,210	2,199
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	2,790	2,763

4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	110,490	110,246
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	7,287	7,277
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	13,640	13,844
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	23,380	23,591
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	10,160	10,289
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	4,880	4,916
4,10	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	47,250	46,716
4,10	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	52,600	52,576
4,10	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	41,150	41,326
4,10	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	21,060	22,021
4,10	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	2,941	2,920
4,10	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	29,709	30,298
4	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	1,250	1,281
4	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	13,995	14,308
4	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	5,849	5,984
4,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	25,406
4	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	9,054	9,079
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	7,560	7,681
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	2,304	2,346
4,10	Vantage Data Centers Issuer, LLC 2018-
	1A	4.072%	2/16/43	15,532	15,622
4,10	Verizon Owner Trust 2016-2A	1.680%	5/20/21	21,661	21,595
4,10	Verizon Owner Trust 2017-2A	1.920%	12/20/21	40,800	40,616
4,10	Verizon Owner Trust 2017-3	2.060%	4/20/22	30,000	29,830
4,10	Verizon Owner Trust 2017-3	2.380%	4/20/22	17,380	17,261
4,10	Verizon Owner Trust 2017-3	2.530%	4/20/22	18,650	18,481
4,10	Verizon Owner Trust 2018-1	2.820%	9/20/22	65,060	65,223
4,10	Verizon Owner Trust 2018-1	3.050%	9/20/22	23,660	23,706
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	13,320	13,492
4	Verizon Owner Trust 2019-A	2.930%	9/20/23	42,390	42,752
4,10	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,628
4,10	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,281
4,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,312
4,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,472
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	15,280	15,399
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	6,970	7,054
4	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	8,910	9,089
4	WaMu Mortgage Pass-Through
	Certificates Series 2002-AR18 Trust	4.720%	1/25/33	105	104

4 WaMu Mortgage Pass-Through
Certificates Series 2003-AR7 Trust	4.150%	8/25/33	493	495
4 WaMu Mortgage Pass-Through
Certificates Series 2003-AR9 Trust	4.344%	9/25/33	796	807
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	29,617	29,721
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	1,650	1,675
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	7/15/46	7,112	7,313
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	35,262	37,071
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.421%	7/15/46	4,906	5,101
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	43,100	44,837
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	7,100	7,334
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	12,250	12,635
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	6,830	6,889
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	29,862	30,408
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	29,810	30,021
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	34,512	35,027
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	49,460	50,524
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	54,193	55,885
4 Wells Fargo Commercial Mortgage Trust
2015-C29	4.365%	6/15/48	12,420	12,594
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	22,214	22,574
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	20,610	21,224
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	17,222	18,025
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.646%	9/15/58	11,490	11,859
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	23,212	24,259
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	8,550	9,015
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.694%	9/15/58	14,300	14,767
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	33,065	34,214
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	23,085	22,422
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	34,455	35,451
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	9,590	9,764

4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	11,500	11,945
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	15,680	15,892
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	5,750	5,725
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	65,280	66,046
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	45,250	46,306
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	39,807	40,445
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	17,855	18,268
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	6,900	7,084
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	55,010	58,042
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	5,973	6,050
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	28,060	29,904
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	22,110	23,899
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	6,553	7,031
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	7,894	8,329
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	30,640	32,299
4	Wells Fargo Commercial Mortgate Trust
	2018-C47	4.442%	9/15/61	32,480	35,383
4	Wells Fargo Commercial Mortgate Trust
	2019-C50	3.635%	5/15/52	10,300	10,608
4	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.754%	10/25/36	6,183	5,884
4,10	Wendys Funding LLC 2015-1A	4.080%	6/15/45	5,922	5,986
4,10	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,263	6,414
4,10	Wendys Funding LLC 2018-1	3.573%	3/15/48	6,409	6,331
4,10	Wendys Funding LLC 2018-1	3.884%	3/15/48	9,638	9,440
4,10	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	35,485	36,584
4,10	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	11,719	12,022
4	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	10,955	10,961
4	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	11,800	11,997
4	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	5,056	5,167
4	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	4,491	4,518
4	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	21,367	21,400
4	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	2,860	2,870
4	WFRBS Commercial Mortgage Trust
	2013-C13	3.345%	5/15/45	2,230	2,251

4 WFRBS Commercial Mortgage Trust
2013-C15	3.720%	8/15/46	20,021	20,399
4 WFRBS Commercial Mortgage Trust
2013-C15	4.153%	8/15/46	14,980	15,696
4 WFRBS Commercial Mortgage Trust
2013-C16	4.415%	9/15/46	14,650	15,558
4 WFRBS Commercial Mortgage Trust
2013-C17	3.558%	12/15/46	3,218	3,272
4 WFRBS Commercial Mortgage Trust
2013-C17	4.023%	12/15/46	9,770	10,231
4 WFRBS Commercial Mortgage Trust
2013-C18	3.676%	12/15/46	6,285	6,423
4 WFRBS Commercial Mortgage Trust
2013-C18	4.162%	12/15/46	27,830	29,324
4 WFRBS Commercial Mortgage Trust
2013-C18	4.854%	12/15/46	5,775	6,175
4 WFRBS Commercial Mortgage Trust
2014-C19	3.829%	3/15/47	30,300	31,602
4 WFRBS Commercial Mortgage Trust
2014-C19	4.101%	3/15/47	23,553	24,786
4 WFRBS Commercial Mortgage Trust
2014-C20	3.995%	5/15/47	40,481	42,424
4 WFRBS Commercial Mortgage Trust
2014-C20	4.378%	5/15/47	11,110	11,498
4 WFRBS Commercial Mortgage Trust
2014-C20	4.513%	5/15/47	4,500	4,440
4 WFRBS Commercial Mortgage Trust
2014-C21	3.410%	8/15/47	1,665	1,702
4 WFRBS Commercial Mortgage Trust
2014-C21	3.678%	8/15/47	45,230	46,737
4 WFRBS Commercial Mortgage Trust
2014-C21	3.891%	8/15/47	7,130	7,236
4 WFRBS Commercial Mortgage Trust
2014-C21	4.234%	8/15/47	12,290	12,428
4 WFRBS Commercial Mortgage Trust
2014-C23	3.650%	10/15/57	13,000	13,372
4 WFRBS Commercial Mortgage Trust
2014-C23	3.917%	10/15/57	10,655	11,133
4 WFRBS Commercial Mortgage Trust
2014-C24	3.607%	11/15/47	24,615	25,352
4 WFRBS Commercial Mortgage Trust
2014-LC14	3.766%	3/15/47	2,690	2,782
4 WFRBS Commercial Mortgage Trust
2014-LC14	4.045%	3/15/47	46,983	49,290
4 World Omni Auto Receivables Trust 2016-
B	1.300%	2/15/22	9,883	9,809
4 World Omni Auto Receivables Trust 2018-
A	2.730%	2/15/24	16,040	16,121
4 World Omni Auto Receivables Trust 2018-
A	2.890%	4/15/25	8,670	8,715
4 World Omni Auto Receivables Trust 2018-
D	3.440%	12/16/24	3,660	3,752
4 World Omni Auto Receivables Trust 2019-
A	3.220%	6/16/25	6,060	6,137
4 World Omni Automobile Lease
Securitization Trust 2018-A	2.830%	7/15/21	21,500	21,533

4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	16,570	16,722
4	World Omni Automobile Lease
	Securitization Trust 2019-B	3.240%	7/15/24	5,750	5,784
4,10	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	11,640	11,754
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $14,582,648)					14,685,377
Corporate Bonds (55.0%)
Finance (25.1%)
	Banking (22.1%)
10	ABN AMRO Bank NV	3.400%	8/27/21	58,200	58,956
	American Express Co.	2.200%	10/30/20	158,870	157,637
	American Express Co.	3.700%	11/5/21	72,400	73,915
	American Express Co.	3.700%	8/3/23	128,195	131,641
	American Express Credit Corp.	2.200%	3/3/20	44,955	44,782
	American Express Credit Corp.	2.250%	5/5/21	10,413	10,327
10	ANZ New Zealand International Ltd.	2.200%	7/17/20	29,275	29,048
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	37,465	37,068
7,11	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	1.930%	3.740%	6/25/24	9,710	6,859
7,11	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	2.700%	4.650%	5/17/26	8,750	6,340
10	Banco Santander Chile	2.500%	12/15/20	82,290	81,572
	Bank of America Corp.	2.625%	10/19/20	43,700	43,695
	Bank of America Corp.	2.625%	4/19/21	12,146	12,129
4	Bank of America Corp.	2.369%	7/21/21	175,765	174,535
4	Bank of America Corp.	2.328%	10/1/21	162,270	160,824
4	Bank of America Corp.	3.124%	1/20/23	44,075	44,163
	Bank of America Corp.	3.004%	12/20/23	112,818	112,278
	Bank of America Corp.	4.125%	1/22/24	7,295	7,637
4	Bank of America Corp.	3.550%	3/5/24	111,880	113,654
	Bank of Montreal	2.900%	3/26/22	121,430	121,749
	Bank of Montreal	3.300%	2/5/24	89,350	90,541
	Bank of New York Mellon Corp.	2.050%	5/3/21	11,000	10,873
	Bank of New York Mellon Corp.	3.450%	8/11/23	36,240	37,026
	Bank of Nova Scotia	2.228%	12/11/19	114,005	113,723
	Bank of Nova Scotia	2.500%	1/8/21	36,955	36,879
	Bank of Nova Scotia	4.375%	1/13/21	7,700	7,919
	Bank of Nova Scotia	3.400%	2/11/24	47,325	48,188
10	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	26,765	26,572
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	45,495	45,113
12	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	22,830
10	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	58,855	58,308
10	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	60,505	62,103
4,6	Barclays plc	3.932%	5/7/24	48,525	48,525
	BB&T Corp.	2.050%	5/10/21	14,000	13,796
	BB&T Corp.	3.050%	6/20/22	48,580	48,878
	BB&T Corp.	3.750%	12/6/23	33,980	35,148
11	BPCE SA	3.500%	4/24/20	7,950	5,673
7,11	BPCE SA, 3M Australian Bank Bill Rate +
	1.300%	2.978%	4/24/20	21,310	15,122
	Branch Banking & Trust Co.	2.100%	1/15/20	21,000	20,920
	Branch Banking & Trust Co.	2.250%	6/1/20	86,765	86,407
	Branch Banking & Trust Co.	2.625%	1/15/22	94,189	94,201

	Canadian Imperial Bank of Commerce	2.550%	6/16/22	29,145	29,035
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	88,280	90,630
	Capital One Financial Corp.	3.050%	3/9/22	26,645	26,744
	Capital One NA	2.250%	9/13/21	15,602	15,364
	Citibank NA	2.100%	6/12/20	64,165	63,740
	Citibank NA	2.125%	10/20/20	216,530	214,625
	Citibank NA	2.850%	2/12/21	262,150	262,863
	Citigroup Inc.	2.450%	1/10/20	25,170	25,120
	Citigroup Inc.	2.650%	10/26/20	68,589	68,509
	Citigroup Inc.	2.700%	3/30/21	13,175	13,155
	Citigroup Inc.	2.750%	4/25/22	63,390	63,058
12	Citigroup Inc.	2.750%	1/24/24	7,985	10,657
4	Citigroup Inc.	4.044%	6/1/24	43,705	45,229
	Citizens Bank NA	3.250%	2/14/22	38,875	39,216
	Comerica Inc.	3.700%	7/31/23	49,900	51,426
	Commonwealth Bank of Australia	2.400%	11/2/20	18,055	17,988
10	Commonwealth Bank of Australia	2.750%	3/10/22	36,895	36,820
10	Commonwealth Bank of Australia	2.500%	9/18/22	76,668	75,676
10	Commonwealth Bank of Australia	3.450%	3/16/23	54,409	55,363
10	Commonwealth Bank of Australia	3.350%	6/4/24	34,000	34,838
7,11	Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	4.531%	6/3/26	3,200	2,319
	Compass Bank	2.875%	6/29/22	45,990	45,786
	Cooperatieve Rabobank UA	2.750%	1/10/23	21,070	20,933
10	Cooperatieve Rabobank UA	3.875%	9/26/23	69,600	71,695
11	Cooperatieve Rabobank UA	5.000%	7/2/20	10,800	7,812
7,11	Cooperatieve Rabobank UA, 3M
	Australian Bank Bill Rate + 2.500%	4.267%	7/2/25	23,650	16,917
4,10	Credit Suisse Group AG	4.207%	6/12/24	63,000	64,893
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	33,090	33,174
10	Danske Bank A/S	2.750%	9/17/20	23,273	23,069
14	Danske Bank A/S	0.500%	5/6/21	32,908	37,183
10	Danske Bank A/S	2.000%	9/8/21	19,400	18,729
10	Danske Bank A/S	3.875%	9/12/23	34,000	33,501
	Deutsche Bank AG	3.150%	1/22/21	57,440	56,599
10	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	86,625	86,075
	Fifth Third Bancorp	3.650%	1/25/24	29,100	29,880
	Fifth Third Bank	2.200%	10/30/20	46,125	45,784
	Fifth Third Bank	2.250%	6/14/21	28,181	27,844
	Fifth Third Bank	2.875%	10/1/21	6,740	6,764
	First Republic Bank	2.500%	6/6/22	61,470	60,911
	Goldman Sachs Group Inc.	2.300%	12/13/19	103,150	102,862
	Goldman Sachs Group Inc.	2.750%	9/15/20	88,455	88,474
	Goldman Sachs Group Inc.	2.600%	12/27/20	256,295	255,321
	Goldman Sachs Group Inc.	2.875%	2/25/21	158,874	158,818
	Goldman Sachs Group Inc.	2.625%	4/25/21	98,334	97,847
	Goldman Sachs Group Inc.	2.350%	11/15/21	900	887
	Goldman Sachs Group Inc.	5.750%	1/24/22	89,948	96,183
	Goldman Sachs Group Inc.	3.000%	4/26/22	31,810	31,862
4	Goldman Sachs Group Inc.	2.876%	10/31/22	55,718	55,209
4	Goldman Sachs Group Inc.	2.908%	6/5/23	48,238	47,859
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	63,110
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,800	15,309
7,11	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	3.079%	8/26/20	14,870	10,540

7,11	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.370%	3.230%	9/8/21	19,280	13,736
	HSBC Bank USA NA	4.875%	8/24/20	23,750	24,408
	HSBC Holdings plc	2.950%	5/25/21	109,905	109,956
	HSBC Holdings plc	2.650%	1/5/22	75,105	74,577
4	HSBC Holdings plc	3.262%	3/13/23	99,580	100,188
	HSBC Holdings plc	3.600%	5/25/23	6,295	6,405
4,12	HSBC Holdings plc	2.175%	6/27/23	11,957	15,661
4	HSBC Holdings plc	3.033%	11/22/23	67,585	67,486
4	HSBC Holdings plc	3.950%	5/18/24	67,152	68,831
4	HSBC Holdings plc	3.803%	3/11/25	106,930	109,050
	HSBC USA Inc.	2.750%	8/7/20	71,305	71,288
	Huntington National Bank	2.375%	3/10/20	54,920	54,792
	Huntington National Bank	2.875%	8/20/20	33,581	33,632
	Huntington National Bank	2.500%	8/7/22	55,115	54,432
	Huntington National Bank	3.550%	10/6/23	42,085	43,128
10	ICICI Bank Ltd.	4.800%	5/22/19	4,800	4,804
10	ING Bank NV	2.700%	8/17/20	3,907	3,906
7	Intesa Sanpaolo SPA, 3M USD LIBOR +
	0.630%	3.218%	7/17/19	129,745	129,758
	JPMorgan Chase & Co.	2.250%	1/23/20	48,138	47,991
	JPMorgan Chase & Co.	2.750%	6/23/20	118,678	118,720
	JPMorgan Chase & Co.	4.250%	10/15/20	25,589	26,169
	JPMorgan Chase & Co.	2.550%	10/29/20	181,838	181,425
	JPMorgan Chase & Co.	2.550%	3/1/21	24,825	24,761
	JPMorgan Chase & Co.	4.500%	1/24/22	7,302	7,616
4	JPMorgan Chase & Co.	3.514%	6/18/22	130,215	131,916
	JPMorgan Chase & Co.	3.250%	9/23/22	13,000	13,149
	JPMorgan Chase & Co.	2.972%	1/15/23	106,262	106,303
4	JPMorgan Chase & Co.	2.776%	4/25/23	96,455	95,909
	JPMorgan Chase & Co.	2.700%	5/18/23	16,765	16,593
4	JPMorgan Chase & Co.	3.559%	4/23/24	86,030	87,462
4	JPMorgan Chase & Co.	4.023%	12/5/24	76,460	79,147
	KeyBank NA	2.500%	11/22/21	5,765	5,741
	KeyBank NA	2.300%	9/14/22	14,580	14,362
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	54,697
4	Lloyds Banking Group plc	2.907%	11/7/23	78,040	76,455
11	Lloyds Banking Group plc	4.000%	3/7/25	9,810	7,141
	Macquarie Bank Ltd.	6.625%	4/7/21	6,530	6,949
4,10	Macquarie Group Ltd.	3.189%	11/28/23	6,826	6,756
4	Macquarie Group Ltd.	3.189%	11/28/23	17,040	16,865
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	34,335	34,072
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	14,920	14,838
7	Manufacturers & Traders Trust Co., 3M
	USD LIBOR + 0.640%	3.266%	12/1/21	9,755	9,715
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	38,663	38,774
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	19,965	20,273
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	10,400	10,236
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	97,195	97,994
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	160,733	159,454
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	205,565	211,267
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	56,670	57,454
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,549
	Mizuho Bank Ltd.	2.340%	12/4/19	185,675	185,380
10	Mizuho Bank Ltd.	2.950%	10/17/22	2,800	2,799
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,995	15,743
	Mizuho Financial Group Inc.	2.953%	2/28/22	20,633	20,619

	Morgan Stanley	2.650%	1/27/20	55,713	55,678
	Morgan Stanley	2.800%	6/16/20	50,742	50,787
	Morgan Stanley	2.500%	4/21/21	14,000	13,919
	Morgan Stanley	5.500%	7/28/21	26,000	27,437
	Morgan Stanley	2.625%	11/17/21	214,379	213,511
	Morgan Stanley	2.750%	5/19/22	87,610	87,103
	Morgan Stanley	3.125%	1/23/23	155,676	156,241
	Morgan Stanley	3.750%	2/25/23	19,425	19,918
10	MUFG Bank Ltd.	2.300%	3/5/20	68,518	68,287
10	MUFG Bank Ltd.	2.750%	9/14/20	63,990	63,939
	MUFG Union Bank NA	3.150%	4/1/22	115,775	116,766
	National Bank of Canada	2.200%	11/2/20	151,645	150,635
4,10	Nationwide Building Society	3.766%	3/8/24	6,900	6,900
13	NIBC Bank NV	1.500%	1/31/22	7,850	9,011
12	NIBC Bank NV	3.125%	11/15/23	10,900	14,383
4	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	19,600	19,676
	PNC Bank NA	2.300%	6/1/20	14,636	14,579
	PNC Bank NA	2.600%	7/21/20	43,010	42,998
	PNC Bank NA	2.450%	11/5/20	15,636	15,574
	PNC Bank NA	2.150%	4/29/21	14,504	14,387
	PNC Bank NA	2.550%	12/9/21	37,330	37,153
	PNC Bank NA	2.625%	2/17/22	91,150	90,911
	PNC Bank NA	2.700%	11/1/22	36,000	35,740
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,358
	Regions Financial Corp.	2.750%	8/14/22	10,605	10,544
	Royal Bank of Canada	2.150%	10/26/20	150,358	149,409
	Royal Bank of Canada	3.700%	10/5/23	36,705	37,905
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	38,800	39,609
	Santander Holdings USA Inc.	3.700%	3/28/22	60,955	61,684
	Santander Holdings USA Inc.	3.400%	1/18/23	52,605	52,664
4	Santander UK Group Holdings plc	3.373%	1/5/24	48,580	48,156
4	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	27,076
	Santander UK plc	3.750%	11/15/21	43,750	44,667
10	Santander UK plc	5.000%	11/7/23	12,306	12,796
	Santander UK plc	4.000%	3/13/24	31,300	32,481
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	11,380	11,369
7	Sumitomo Mitsui Banking Corp., 3M USD
	LIBOR + 0.370%	2.971%	10/16/20	72,940	73,028
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	79,902	79,025
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	42,425	42,244
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	23,480	23,352
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	21,837	22,001
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	43,172	44,305
7,11	Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	3.041%	3/29/22	26,527	18,778
4	SunTrust Bank	3.525%	10/26/21	48,600	49,000
	SunTrust Bank	2.450%	8/1/22	55,075	54,411
	SunTrust Bank	3.200%	4/1/24	86,375	87,006
	SunTrust Banks Inc.	2.700%	1/27/22	46,750	46,543
	Svenska Handelsbanken AB	2.450%	3/30/21	62,135	61,829
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	34,775
	Svenska Handelsbanken AB	3.900%	11/20/23	43,175	44,990
12	Swedbank AB	1.625%	12/28/22	12,430	16,082
	Synchrony Bank	3.000%	6/15/22	28,060	27,844
	Synchrony Financial	3.000%	8/15/19	72,335	72,339
	Toronto-Dominion Bank	3.150%	9/17/20	135,585	136,576
	Toronto-Dominion Bank	3.250%	6/11/21	175,910	178,005

	Toronto-Dominion Bank	3.500%	7/19/23	117,890	121,311
10	UBS AG	2.450%	12/1/20	171,865	170,983
10	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	35,067	35,115
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	23,120	22,899
10	UBS Group Funding Switzerland AG	3.491%	5/23/23	20,975	21,105
4	United Overseas Bank Ltd.	3.750%	9/19/24	11,360	11,379
	US Bancorp	3.375%	2/5/24	57,725	59,079
	US Bank NA	2.050%	10/23/20	53,201	52,810
	US Bank NA/Cincinnati OH	3.450%	11/16/21	43,025	43,995
§,14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	4.600%	4/1/21	7,000	7,228
	Wells Fargo & Co.	2.100%	7/26/21	41,205	40,539
	Wells Fargo & Co.	2.625%	7/22/22	139,600	138,337
	Wells Fargo & Co.	3.750%	1/24/24	85,675	88,034
7,11	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 1.320%	2.880%	7/27/21	23,240	16,579
	Wells Fargo Bank NA	2.400%	1/15/20	60,485	60,359
	Wells Fargo Bank NA	2.600%	1/15/21	48,600	48,451
4	Wells Fargo Bank NA	3.325%	7/23/21	292,995	294,911
	Wells Fargo Bank NA	3.625%	10/22/21	146,400	149,060
	Wells Fargo Bank NA	3.550%	8/14/23	71,290	73,101
	Westpac Banking Corp.	2.600%	11/23/20	8,810	8,795
	Westpac Banking Corp.	2.100%	5/13/21	13,549	13,385
	Westpac Banking Corp.	2.000%	8/19/21	104,845	103,068
	Westpac Banking Corp.	2.750%	1/11/23	157,175	156,370
	Westpac Banking Corp.	3.300%	2/26/24	67,310	68,278
7,11	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	4.960%	3/10/26	5,200	3,788
	Zions Bancorp NA	3.500%	8/27/21	43,220	43,674

	Brokerage (0.2%)
	Ameriprise Financial Inc.	3.000%	3/22/22	37,000	37,111
13	Blackstone Property Partners Europe
	Holdings Sarl	1.400%	7/6/22	23,005	26,321
	Franklin Resources Inc.	2.800%	9/15/22	10,600	10,549
	Invesco Finance plc	3.125%	11/30/22	29,485	29,565
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,856
§,14	Lehman Brothers Holdings E-Capital Trust
	I	3.589%	8/19/65	9,410	1
	Stifel Financial Corp.	3.500%	12/1/20	14,595	14,685
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,809	8,869

	Finance Companies (0.1%)
11	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	65,910	48,011
10	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,344

	Insurance (1.5%)
	Aflac Inc.	3.625%	11/15/24	3,900	4,037
10	AIG Global Funding	2.150%	7/2/20	14,635	14,527
10	AIG Global Funding	2.700%	12/15/21	13,080	12,986
	Alleghany Corp.	5.625%	9/15/20	8,890	9,206
	American International Group Inc.	2.300%	7/16/19	5,036	5,035
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	12,954	13,508
	AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,556
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,604
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,870

	Berkshire Hathaway Inc.	2.750%	3/15/23	46,376	46,489
	Centene Corp.	6.125%	2/15/24	12,088	12,662
	Chubb INA Holdings Inc.	2.300%	11/3/20	20,385	20,284
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,842
10	Five Corners Funding Trust	4.419%	11/15/23	27,900	29,449
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	15,410	15,358
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,325	3,445
10	MassMutual Global Funding II	1.950%	9/22/20	43,160	42,786
10	MassMutual Global Funding II	2.750%	6/22/24	24,695	24,409
10	Metropolitan Life Global Funding I	1.550%	9/13/19	18,115	18,041
10	Metropolitan Life Global Funding I	3.450%	10/9/21	48,615	49,470
10	Metropolitan Life Global Funding I	3.600%	1/11/24	12,965	13,347
10	New York Life Global Funding	1.950%	2/11/20	17,975	17,882
12	Pension Insurance Corp. plc	8.000%	11/23/26	5,680	8,697
10	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,813
10	Pricoa Global Funding I	2.200%	6/3/21	9,790	9,677
10	Principal Life Global Funding II	2.204%	12/11/19	176,925	176,175
10	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,552
	Progressive Corp.	3.750%	8/23/21	19,046	19,448
10	Protective Life Global Funding	2.700%	11/25/20	45,185	45,044
	Prudential Financial Inc.	7.375%	6/15/19	10,442	10,502
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,461
	Prudential Financial Inc.	4.500%	11/16/21	10,789	11,254
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	21,576
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	10,000	9,970
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	18,020	17,932
10	Reliance Standard Life Global Funding II	3.850%	9/19/23	36,230	36,804
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	34,800	34,262
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	2,938
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,380
	UnitedHealth Group Inc.	4.700%	2/15/21	12,750	13,134
	UnitedHealth Group Inc.	3.500%	2/15/24	28,250	29,055

	Real Estate Investment Trusts (1.2%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	29,865
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	51,019	53,302
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	11,640	12,102
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	45,342
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,311
	Brixmor Operating Partnership LP	3.875%	8/15/22	10,845	10,992
	Brixmor Operating Partnership LP	3.650%	6/15/24	23,350	23,342
	Camden Property Trust	2.950%	12/15/22	9,760	9,785
	Camden Property Trust	4.875%	6/15/23	3,000	3,205
	Camden Property Trust	4.250%	1/15/24	12,000	12,596
	Camden Property Trust	3.500%	9/15/24	1,785	1,818
	Digital Realty Trust LP	3.400%	10/1/20	24,294	24,479
	Digital Realty Trust LP	5.250%	3/15/21	12,225	12,661
	Digital Realty Trust LP	3.950%	7/1/22	44,160	45,532
	ERP Operating LP	2.375%	7/1/19	4,875	4,874
	ERP Operating LP	4.750%	7/15/20	2,349	2,394
	Federal Realty Investment Trust	2.550%	1/15/21	14,551	14,487
	Federal Realty Investment Trust	3.000%	8/1/22	21,448	21,497
	Federal Realty Investment Trust	2.750%	6/1/23	2,800	2,766
13	GELF Bond Issuer I SA	1.750%	11/22/21	29,100	33,798
	HCP Inc.	2.625%	2/1/20	12,357	12,329
	HCP Inc.	4.000%	12/1/22	4,850	4,978
	HCP Inc.	4.250%	11/15/23	7,420	7,722

	HCP Inc.	4.200%	3/1/24	7,815	8,096
	HCP Inc.	3.400%	2/1/25	11,470	11,483
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,500	4,520
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	14,635	14,512
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,275
	Highwoods Realty LP	3.200%	6/15/21	5,750	5,747
11	Lendlease Finance Ltd.	6.000%	5/13/20	9,710	7,087
	Liberty Property LP	4.750%	10/1/20	10,940	11,156
	Realty Income Corp.	5.750%	1/15/21	3,905	4,073
	Realty Income Corp.	3.250%	10/15/22	63,430	64,291
	Realty Income Corp.	3.875%	4/15/25	19,295	20,116
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,150
	Simon Property Group LP	4.375%	3/1/21	25,769	26,424
	Simon Property Group LP	4.125%	12/1/21	20,000	20,667
	Simon Property Group LP	2.350%	1/30/22	12,290	12,153
	Simon Property Group LP	3.375%	3/15/22	4,000	4,060
	VEREIT Operating Partnership LP	4.625%	11/1/25	13,155	13,632
	Welltower Inc.	3.950%	9/1/23	29,145	30,217
	Welltower Inc.	3.625%	3/15/24	19,435	19,842
					14,968,567
Industrial (25.4%)
	Basic Industry (1.1%)
10	Air Liquide Finance SA	1.375%	9/27/19	44,940	44,717
10	Air Liquide Finance SA	1.750%	9/27/21	110,530	108,072
10	Air Liquide Finance SA	2.250%	9/27/23	8,407	8,202
	Airgas Inc.	2.375%	2/15/20	14,825	14,773
10	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.300%	5/1/23	60,938	61,584
	DowDuPont Inc.	3.766%	11/15/20	24,437	24,823
	DowDuPont Inc.	4.205%	11/15/23	106,935	112,151
	Eastman Chemical Co.	3.600%	8/15/22	19,770	20,092
	EI du Pont de Nemours & Co.	2.200%	5/1/20	147,771	147,227
11	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	4,160	2,953
	International Flavors & Fragrances Inc.	3.400%	9/25/20	15,560	15,639
	Nutrien Ltd.	6.500%	5/15/19	14,181	14,199
	Nutrien Ltd.	4.875%	3/30/20	6,160	6,269
	Nutrien Ltd.	3.150%	10/1/22	4,855	4,846
	Nutrien Ltd.	3.500%	6/1/23	1,945	1,961
	Nutrien Ltd.	3.625%	3/15/24	31,867	32,247
	Vale Overseas Ltd.	6.250%	8/10/26	6,410	7,011
13	Vale SA	3.750%	1/10/23	5,050	6,113
	WestRock MWV LLC	7.375%	9/1/19	23,265	23,596
	WestRock RKT Co.	4.900%	3/1/22	2,745	2,868
	WestRock RKT Co.	4.000%	3/1/23	21,986	22,522

	Capital Goods (1.0%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	17,900	18,190
	Ball Corp.	4.000%	11/15/23	5,345	5,385
10	Berry Global Inc.	4.500%	2/15/26	1,097	1,063
	Boeing Co.	2.125%	3/1/22	10,420	10,215
	Boeing Co.	2.700%	5/1/22	38,845	38,776
	Boeing Co.	1.875%	6/15/23	14,281	13,690
	Boeing Co.	2.800%	3/1/24	19,435	19,263
	Boeing Co.	2.850%	10/30/24	7,500	7,417
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,661
	Caterpillar Financial Services Corp.	2.400%	6/6/22	30,370	30,019
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	22,023

10	CFX Escrow Corp.	6.000%	2/15/24	5,200	5,382
	CNH Industrial Capital LLC	3.375%	7/15/19	16,065	16,081
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,947
	CNH Industrial NV	4.500%	8/15/23	4,800	4,974
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,200	6,541
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,544
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,376
	Embraer SA	5.150%	6/15/22	21,700	22,575
10	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	15,205	15,222
	Johnson Controls International plc	5.000%	3/30/20	10,700	10,903
	Johnson Controls International plc	4.250%	3/1/21	19,937	20,389
	Johnson Controls International plc	3.750%	12/1/21	35,962	36,504
13	Johnson Controls International plc	1.000%	9/15/23	27,051	30,845
	Johnson Controls International plc	3.625%	7/2/24	9,675	9,779
13	Johnson Controls International plc	1.375%	2/25/25	8,500	9,789
	L3 Technologies Inc.	4.950%	2/15/21	24,327	25,091
	L3 Technologies Inc.	3.850%	6/15/23	23,300	24,037
	Raytheon Co.	4.400%	2/15/20	2,070	2,100
	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	5.750%	10/15/20	4,713	4,719
15	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	6.875%	2/15/21	6,240	6,255
7,10	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 3M USD LIBOR + 3.500%	6.097%	7/15/21	14,290	14,344
	Spirit AeroSystems Inc.	3.950%	6/15/23	51,228	51,874
	Textron Inc.	7.250%	10/1/19	12,114	12,324
	United Rentals North America Inc.	4.625%	7/15/23	25,775	26,194
	United Rentals North America Inc.	4.625%	10/15/25	3,155	3,123
	United Rentals North America Inc.	5.500%	5/15/27	2,630	2,709
	United Rentals North America Inc.	4.875%	1/15/28	1,835	1,823
	United Technologies Corp.	4.500%	4/15/20	36,514	37,064

	Communication (3.4%)
	America Movil SAB de CV	5.000%	10/16/19	19,268	19,466
	America Movil SAB de CV	5.000%	3/30/20	52,683	53,738
	American Tower Corp.	3.000%	6/15/23	5,400	5,376
	AT&T Inc.	4.450%	5/15/21	17,600	18,183
	AT&T Inc.	3.800%	3/15/22	23,245	23,846
	AT&T Inc.	3.000%	6/30/22	14,236	14,255
	CBS Corp.	2.900%	6/1/23	10,945	10,880
	CBS Corp.	3.700%	8/15/24	17,500	17,865
	CC Holdings GS V LLC / Crown Castle
	GS III Corp.	3.849%	4/15/23	24,548	25,189
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	23,900	24,770
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.500%	2/1/24	170,719	177,235
	Comcast Corp.	5.150%	3/1/20	3,050	3,110
	Comcast Corp.	3.450%	10/1/21	11,821	12,030
	Comcast Corp.	3.700%	4/15/24	110,908	114,560
10	Cox Communications Inc.	3.150%	8/15/24	27,090	26,833
	Crown Castle International Corp.	3.400%	2/15/21	38,418	38,732

	Crown Castle International Corp.	4.875%	4/15/22	18,000	18,944
	Crown Castle International Corp.	5.250%	1/15/23	66,590	71,470
	Crown Castle International Corp.	3.150%	7/15/23	41,835	41,856
	Crown Castle International Corp.	3.200%	9/1/24	58,815	58,652
	Discovery Communications LLC	2.200%	9/20/19	24,315	24,243
	Discovery Communications LLC	2.750%	11/15/19	16,550	16,513
	Discovery Communications LLC	2.800%	6/15/20	53,165	53,121
	Discovery Communications LLC	4.375%	6/15/21	6,820	7,009
	Discovery Communications LLC	3.300%	5/15/22	14,436	14,563
	Discovery Communications LLC	3.500%	6/15/22	8,100	8,208
	Discovery Communications LLC	2.950%	3/20/23	104,685	103,822
	Discovery Communications LLC	3.800%	3/13/24	17,074	17,426
	Discovery Communications LLC	3.900%	11/15/24	8,230	8,446
10	Fox Corp.	4.030%	1/25/24	38,860	40,402
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	15,560	15,678
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	63,355	64,547
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,800	10,174
	NBCUniversal Media LLC	5.150%	4/30/20	102,329	104,727
	NBCUniversal Media LLC	2.875%	1/15/23	69,890	69,933
	Omnicom Group Inc./ Omnicom Capital
	Inc.	6.250%	7/15/19	5,860	5,899
	Omnicom Group Inc./ Omnicom Capital
	Inc.	3.625%	5/1/22	83,655	85,229
	Qwest Corp.	6.750%	12/1/21	33,857	36,000
10	Sirius XM Radio Inc.	6.000%	7/15/24	18,825	19,460
10	Sky Ltd.	2.625%	9/16/19	12,200	12,170
10	Sky Ltd.	3.750%	9/16/24	24,800	25,558
10	Sky plc	3.125%	11/26/22	9,700	9,751
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,911
	T-Mobile USA Inc.	6.500%	1/15/24	10,710	11,071
	T-Mobile USA Inc.	4.500%	2/1/26	8,080	8,120
11	Telstra Corp. Ltd.	7.750%	7/15/20	14,600	10,988
	Verizon Communications Inc.	3.125%	3/16/22	58,070	58,595
	Verizon Communications Inc.	2.450%	11/1/22	8,249	8,177
	Verizon Communications Inc.	5.150%	9/15/23	145,483	159,281
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,194
	Verizon Communications Inc.	3.376%	2/15/25	28,462	28,895
	Viacom Inc.	4.500%	3/1/21	14,725	15,113
	Viacom Inc.	3.875%	12/15/21	44,550	45,393
	Viacom Inc.	4.250%	9/1/23	79,440	82,556
10	Walt Disney Co.	3.000%	9/15/22	24,290	24,523

	Consumer Cyclical (3.5%)
10	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	21,840	21,922
	Alibaba Group Holding Ltd.	2.500%	11/28/19	9,314	9,303
10	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	58,748
	American Axle & Manufacturing Inc.	7.750%	11/15/19	2,904	2,969
	American Axle & Manufacturing Inc.	6.625%	10/15/22	8,870	9,059
	American Honda Finance Corp.	2.250%	8/15/19	41,660	41,618
	American Honda Finance Corp.	1.950%	7/20/20	14,640	14,510
	American Honda Finance Corp.	2.450%	9/24/20	16,675	16,644
	American Honda Finance Corp.	3.375%	12/10/21	87,100	88,529
13	American Honda Finance Corp.	0.350%	8/26/22	33,040	37,301
	American Honda Finance Corp.	3.450%	7/14/23	29,280	29,996
	American Honda Finance Corp.	3.625%	10/10/23	112,000	116,025
	AutoZone Inc.	2.875%	1/15/23	4,544	4,518
10	BMW US Capital LLC	3.250%	8/14/20	54,200	54,547

10	BMW US Capital LLC	3.100%	4/12/21	4,621	4,650
10	BMW US Capital LLC	3.450%	4/12/23	16,703	16,964
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,596
11	Ford Motor Credit Co. LLC	3.588%	6/2/20	17,762	12,609
	Ford Motor Credit Co. LLC	5.750%	2/1/21	11,559	11,978
	Ford Motor Credit Co. LLC	2.979%	8/3/22	8,780	8,535
	Ford Motor Credit Co. LLC	5.584%	3/18/24	48,500	51,009
	General Motors Co.	4.875%	10/2/23	19,804	20,865
	General Motors Financial Co. Inc.	3.500%	7/10/19	29,234	29,242
	General Motors Financial Co. Inc.	2.450%	11/6/20	9,850	9,754
	General Motors Financial Co. Inc.	3.700%	11/24/20	49,450	49,894
	General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	44,918
	General Motors Financial Co. Inc.	3.200%	7/6/21	63,607	63,531
	General Motors Financial Co. Inc.	4.375%	9/25/21	49,030	50,212
	General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	44,759
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	15,984
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	4,860
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	19,316
11	General Motors Financial Co. Inc.	3.850%	2/21/23	13,890	9,972
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,506
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,107	9,335
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,619
	General Motors Financial Co. Inc.	5.100%	1/17/24	29,150	30,834
	General Motors Financial Co. Inc.	3.950%	4/13/24	14,750	14,888
	General Motors Financial Co. Inc.	3.500%	11/7/24	31,200	30,732
	General Motors Financial Co. Inc.	4.350%	4/9/25	18,900	19,255
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	67,134	66,932
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	62,102	61,670
10	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	69,387	68,463
10	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,206
10	Harley-Davidson Financial Services Inc.	4.050%	2/4/22	42,670	43,512
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	41,944	41,034
10	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	4,585	4,556
	Lowe's Cos. Inc.	4.625%	4/15/20	11,720	11,815
	Lowe's Cos. Inc.	3.875%	9/15/23	28,164	29,169
	Macy's Retail Holdings Inc.	3.450%	1/15/21	14,640	14,696
10	Nissan Motor Acceptance Corp.	1.550%	9/13/19	2,365	2,352
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,380	6,299
10	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,593
10	Nissan Motor Acceptance Corp.	3.650%	9/21/21	30,750	30,984
10	Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,900	2,827
10	Nissan Motor Acceptance Corp.	3.875%	9/21/23	58,125	59,126
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,927
	TJX Cos. Inc.	2.750%	6/15/21	10,370	10,412
	Toyota Motor Corp.	3.183%	7/20/21	52,000	52,594
	Toyota Motor Credit Corp.	2.125%	7/18/19	104,075	103,964
	Toyota Motor Credit Corp.	2.200%	1/10/20	48,655	48,521
	Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,565
	Toyota Motor Credit Corp.	2.750%	5/17/21	11,710	11,747
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,078
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	100,141
10	Volkswagen Group of America Finance
	LLC	3.875%	11/13/20	87,495	88,658
10	Volkswagen Group of America Finance
	LLC	4.000%	11/12/21	53,715	54,851
	Walmart Inc.	2.550%	4/11/23	17,221	17,146

	Walmart Inc.	3.400%	6/26/23	14,045	14,419

	Consumer Noncyclical (6.4%)
	AbbVie Inc.	2.300%	5/14/21	52,807	52,252
	AbbVie Inc.	3.375%	11/14/21	24,071	24,325
	AbbVie Inc.	2.900%	11/6/22	77,570	77,272
	AbbVie Inc.	3.200%	11/6/22	71,665	72,327
	AbbVie Inc.	2.850%	5/14/23	2,900	2,870
	Altria Group Inc.	9.250%	8/6/19	69,792	70,922
	Altria Group Inc.	3.490%	2/14/22	145,750	147,544
	Altria Group Inc.	3.800%	2/14/24	48,585	49,366
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,288
	Amgen Inc.	2.650%	5/11/22	30,800	30,612
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	33,976	34,338
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	21,145	21,577
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	138,846	144,903
	BAT Capital Corp.	2.297%	8/14/20	33,497	33,234
	BAT Capital Corp.	3.222%	8/15/24	68,335	66,848
10	BAT International Finance PLC	2.750%	6/15/20	4,800	4,791
13	BAT International Finance plc	4.875%	2/24/21	13,350	16,287
12	BAT International Finance plc	1.750%	7/5/21	14,538	18,954
13	BAT International Finance plc	3.625%	11/9/21	17,450	21,253
10	Bausch Health Cos Inc.	6.500%	3/15/22	2,762	2,855
	Baxalta Inc.	3.600%	6/23/22	1,984	1,997
	Baxter International Inc.	1.700%	8/15/21	21,900	21,294
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	34,766
	Becton Dickinson & Co.	2.894%	6/6/22	20,500	20,427
	Biogen Inc.	3.625%	9/15/22	36,347	36,987
	Boston Scientific Corp.	3.450%	3/1/24	24,165	24,575
	Campbell Soup Co.	3.650%	3/15/23	23,700	23,976
	Celgene Corp.	2.250%	8/15/21	8,234	8,112
	Celgene Corp.	3.250%	8/15/22	41,425	41,740
	Celgene Corp.	3.550%	8/15/22	27,196	27,673
10	Cigna Corp.	3.200%	9/17/20	48,270	48,418
10	Cigna Corp.	3.750%	7/15/23	5,800	5,907
13	Coca-Cola Co.	0.125%	9/22/22	46,200	52,123
	CommonSpirit Health	4.200%	8/1/23	1,900	1,966
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,743
	CVS Health Corp.	2.800%	7/20/20	124,631	124,489
	CVS Health Corp.	3.350%	3/9/21	99,365	99,992
	CVS Health Corp.	2.125%	6/1/21	41,153	40,493
	CVS Health Corp.	3.500%	7/20/22	41,281	41,751
	CVS Health Corp.	3.700%	3/9/23	341,085	345,519
13	Diageo Finance plc	0.250%	10/22/21	20,400	23,052
	Dignity Health California GO	2.637%	11/1/19	2,000	1,999
	Express Scripts Holding Co.	2.600%	11/30/20	40,693	40,470
	Express Scripts Holding Co.	4.750%	11/15/21	32,200	33,625
	Express Scripts Holding Co.	3.900%	2/15/22	28,500	29,161
	Express Scripts Holding Co.	3.050%	11/30/22	5,335	5,319
	Express Scripts Holding Co.	3.000%	7/15/23	43,800	43,514
	Express Scripts Holding Co.	3.500%	6/15/24	33,000	33,127
11	FBG Finance Pty Ltd.	3.750%	8/7/20	18,740	13,463
	Gilead Sciences Inc.	1.850%	9/20/19	28,785	28,688
	Gilead Sciences Inc.	4.400%	12/1/21	10,471	10,886
	Gilead Sciences Inc.	3.250%	9/1/22	6,700	6,793
	Gilead Sciences Inc.	2.500%	9/1/23	15,225	15,001
	Gilead Sciences Inc.	3.700%	4/1/24	38,658	39,827

	GlaxoSmithKline Capital plc	2.875%	6/1/22	249,700	250,399
10	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,475
	HCA Inc.	6.500%	2/15/20	21,455	22,018
	HCA Inc.	5.000%	3/15/24	72,030	76,352
10	Hologic Inc.	4.375%	10/15/25	14,000	13,878
10	Keurig Dr Pepper Inc.	3.551%	5/25/21	97,445	98,460
	Kroger Co.	6.150%	1/15/20	13,050	13,349
	Kroger Co.	2.600%	2/1/21	39,050	38,860
	Kroger Co.	2.950%	11/1/21	43,700	43,756
	Kroger Co.	2.800%	8/1/22	13,900	13,812
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25,015	25,518
	McCormick & Co. Inc.	2.700%	8/15/22	4,900	4,864
13	Medtronic Global Holdings SCA	0.000%	3/7/21	126,280	141,693
10	Pernod Ricard SA	5.750%	4/7/21	4,850	5,100
10	Pernod Ricard SA	4.250%	7/15/22	18,900	19,592
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	332
10	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	80,845	79,455
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	110,630	108,176
	Reynolds American Inc.	8.125%	6/23/19	53,388	53,764
	Reynolds American Inc.	4.000%	6/12/22	35,375	36,127
	Shire Acquisitions Investments Ireland
	DAC	1.900%	9/23/19	79,748	79,431
	Shire Acquisitions Investments Ireland
	DAC	2.400%	9/23/21	48,625	48,028
	Shire Acquisitions Investments Ireland
	DAC	2.875%	9/23/23	77,255	76,190
	SSM Health Care Corp.	3.688%	6/1/23	21,250	21,858
10	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	145,870	149,641
10	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	30,250	31,746
	Tenet Healthcare Corp.	4.750%	6/1/20	5,989	6,064
	Teva Pharmaceutical Finance
	Netherlands III BV	2.200%	7/21/21	33,600	32,253
	Tyson Foods Inc.	4.500%	6/15/22	2,799	2,922
	Tyson Foods Inc.	3.900%	9/28/23	20,328	20,953
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	79,333	79,128

	Energy (5.4%)
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	33,520	33,813
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	31,634	31,950
	Apache Corp.	3.625%	2/1/21	7,780	7,869
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	2,940	2,970
	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	2.773%	12/15/22	105,424	104,926
	BP Capital Markets America Inc.	4.500%	10/1/20	101,900	104,438
	BP Capital Markets America Inc.	4.742%	3/11/21	68,673	71,176
	BP Capital Markets America Inc.	3.245%	5/6/22	32,095	32,567
	BP Capital Markets America Inc.	2.520%	9/19/22	20,225	20,103
	BP Capital Markets America Inc.	2.750%	5/10/23	13,013	12,967
	BP Capital Markets America Inc.	3.216%	11/28/23	21,055	21,300
	BP Capital Markets America Inc.	3.790%	2/6/24	59,166	61,343
	BP Capital Markets America Inc.	3.224%	4/14/24	21,134	21,336
	BP Capital Markets plc	1.676%	5/3/19	10,250	10,250
	BP Capital Markets plc	2.237%	5/10/19	42,131	42,129
	BP Capital Markets plc	2.521%	1/15/20	22,624	22,599
	BP Capital Markets plc	2.315%	2/13/20	19,950	19,872

	BP Capital Markets plc	3.062%	3/17/22	10	10
	BP Capital Markets plc	2.500%	11/6/22	23,356	23,092
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,293
	Buckeye Partners LP	4.350%	10/15/24	9,102	9,245
	Canadian Natural Resources Ltd.	2.950%	1/15/23	36,764	36,474
	Canadian Natural Resources Ltd.	3.800%	4/15/24	23,800	24,201
	Cenovus Energy Inc.	5.700%	10/15/19	36,523	36,934
	Concho Resources Inc.	4.375%	1/15/25	57,336	58,984
	Continental Resources Inc.	5.000%	9/15/22	57,368	57,727
	Continental Resources Inc.	4.500%	4/15/23	17,387	17,952
	Continental Resources Inc.	3.800%	6/1/24	22,180	22,374
	Devon Energy Corp.	3.250%	5/15/22	12,926	13,010
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	21,500	21,458
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	11,700	11,702
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	12,887
	Enbridge Energy Partners LP	4.375%	10/15/20	975	994
	Encana Corp.	3.900%	11/15/21	4,860	4,952
	Energy Transfer Operating LP	4.150%	10/1/20	103,699	105,209
	Energy Transfer Operating LP	4.650%	6/1/21	15,830	16,286
	Energy Transfer Operating LP	5.200%	2/1/22	41,782	43,877
	Energy Transfer Operating LP	4.250%	3/15/23	4,866	4,988
	Energy Transfer Operating LP	4.200%	9/15/23	41,940	43,227
	Energy Transfer Operating LP	4.900%	2/1/24	9,600	10,144
	Energy Transfer Operating LP	4.500%	4/15/24	29,160	30,439
10	Eni SPA	4.000%	9/12/23	109,877	112,316
	Enterprise Products Operating LLC	2.550%	10/15/19	1,460	1,459
	Enterprise Products Operating LLC	5.200%	9/1/20	29,415	30,352
	Enterprise Products Operating LLC	2.850%	4/15/21	32,423	32,431
	Enterprise Products Operating LLC	3.500%	2/1/22	66,140	67,241
	EOG Resources Inc.	4.100%	2/1/21	24,303	24,826
	EQT Corp.	2.500%	10/1/20	29,300	29,012
	EQT Corp.	4.875%	11/15/21	1,995	2,073
	EQT Corp.	3.000%	10/1/22	72,296	70,881
	Husky Energy Inc.	3.950%	4/15/22	1,410	1,444
	Husky Energy Inc.	4.000%	4/15/24	3,255	3,327
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	39,327	40,459
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	58,328	60,134
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	11,725	12,094
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,855	5,098
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,597	13,135
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	38,147	39,208
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	7,301	7,381
	Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,761
	Kinder Morgan Inc.	6.500%	9/15/20	5,396	5,646
10	Kinder Morgan Inc.	5.000%	2/15/21	26,005	27,116
	Kinder Morgan Inc.	3.150%	1/15/23	6,420	6,430
10	Kinder Morgan Inc.	5.625%	11/15/23	14,000	15,288
	Marathon Oil Corp.	2.700%	6/1/20	6,810	6,790
	Marathon Oil Corp.	2.800%	11/1/22	13,850	13,716
	Marathon Petroleum Corp.	3.400%	12/15/20	24,525	24,722
10	Marathon Petroleum Corp.	4.750%	12/15/23	22,390	23,616
10	Midwest Connector Capital Co. LLC	3.625%	4/1/22	33,205	33,709
	Nabors Industries Inc.	5.000%	9/15/20	9,800	9,853
	Newfield Exploration Co.	5.750%	1/30/22	15,520	16,509
	Newfield Exploration Co.	5.625%	7/1/24	23,306	25,404
	Phillips 66	4.300%	4/1/22	23,514	24,489
	Phillips 66 Partners LP	2.646%	2/15/20	15,137	15,098

	Plains All American Pipeline LP / PAA
	Finance Corp.	5.000%	2/1/21	20,908	21,486
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.650%	6/1/22	29,874	30,103
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.850%	10/15/23	10,132	10,252
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.750%	9/1/20	8,167	8,396
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	62,498	66,560
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	8,500	8,942
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	29,482	30,691
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	98,271	101,907
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	21,818	23,482
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	58,670	63,217
	Shell International Finance BV	1.875%	5/10/21	40,885	40,333
	Shell International Finance BV	2.250%	1/6/23	40,260	39,675
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,572
7	Spectra Energy Partners LP, 3M USD
	LIBOR + 0.700%	3.299%	6/5/20	97,570	97,697
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	51,102	52,389
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	12,610	12,615
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	23,370	24,051
	Total Capital Canada Ltd.	2.750%	7/15/23	18,464	18,474
	Total Capital International SA	2.875%	2/17/22	30,553	30,753
	Total Capital International SA	2.700%	1/25/23	9,385	9,363
	Total Capital SA	4.250%	12/15/21	19,525	20,312
	TransCanada PipeLines Ltd.	2.125%	11/15/19	133,475	133,113
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,167	4,232
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,925	21,644
7	TransCanada PipeLines Ltd., 3M USD
	LIBOR + 0.270%	2.959%	11/15/19	130,065	130,221
	Western Midstream Operating LP	5.375%	6/1/21	1,940	2,018
	Western Midstream Operating LP	4.000%	7/1/22	8,336	8,511
	Williams Cos. Inc.	5.250%	3/15/20	68,835	70,119
	Williams Cos. Inc.	4.125%	11/15/20	35,615	36,139
	Williams Cos. Inc.	4.000%	11/15/21	11,585	11,878
	Williams Cos. Inc.	3.600%	3/15/22	21,954	22,262
	Williams Cos. Inc.	3.350%	8/15/22	9,730	9,783
	Williams Cos. Inc.	4.300%	3/4/24	16,890	17,557

	Other Industrial (0.2%)
10	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	95,155	94,091

	Technology (2.7%)
	Apple Inc.	2.400%	5/3/23	7,945	7,858
	Apple Inc.	3.000%	2/9/24	23,205	23,444
	Apple Inc.	3.450%	5/6/24	31,296	32,267
	Apple Inc.	2.850%	5/11/24	99,570	99,767
	Apple Inc.	2.750%	1/13/25	48,730	48,438
	Baidu Inc.	2.750%	6/9/19	17,575	17,575
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.375%	1/15/20	17,600	17,522

	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	11,720	11,532
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	68,959	68,525
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	39,050	37,897
10	Broadcom Inc.	3.125%	4/15/21	48,700	48,652
10	Broadcom Inc.	3.125%	10/15/22	39,000	38,735
10	CommScope Finance LLC	5.500%	3/1/24	9,715	10,140
10	Dell International LLC / EMC Corp.	4.000%	7/15/24	9,725	9,776
10	Dell International LLC / EMC Corp.	4.420%	6/15/21	131,237	134,412
	DXC Technology Co.	2.875%	3/27/20	26,340	26,325
10	First Data Corp.	5.750%	1/15/24	29,130	29,931
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	115,607	116,624
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	39,021
	Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	29,908
10	MSCI Inc.	5.250%	11/15/24	42,733	44,122
10	NXP BV / NXP Funding LLC	3.875%	9/1/22	100,536	102,479
10	NXP BV / NXP Funding LLC	4.625%	6/1/23	19,500	20,329
10	NXP BV / NXP Funding LLC	4.875%	3/1/24	43,225	45,710
	Oracle Corp.	2.500%	10/15/22	9,800	9,690
	Oracle Corp.	2.625%	2/15/23	55,752	55,429
	Oracle Corp.	3.625%	7/15/23	8,000	8,264
	Oracle Corp.	2.400%	9/15/23	77,063	75,751
	Oracle Corp.	2.950%	11/15/24	63,255	63,234
	QUALCOMM Inc.	2.600%	1/30/23	89,550	88,769
	QUALCOMM Inc.	2.900%	5/20/24	9,750	9,716
	Total System Services Inc.	3.800%	4/1/21	49,370	50,039
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,350
	Tyco Electronics Group SA	4.875%	1/15/21	6,020	6,230
	Tyco Electronics Group SA	3.500%	2/3/22	15,220	15,395
	Tyco Electronics Group SA	3.450%	8/1/24	14,247	14,472
10	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	17,340	17,896
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	13,128
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,354
	VMware Inc.	2.300%	8/21/20	29,350	29,131
	VMware Inc.	2.950%	8/21/22	48,630	48,274

	Transportation (1.7%)
10	Air Canada	7.750%	4/15/21	58,823	63,264
4,10	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	8,726	8,917
11	Aurizon Network Pty Ltd.	5.750%	10/28/20	23,510	17,422
11	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	6,833
	Canadian National Railway Co.	2.850%	12/15/21	4,800	4,804
4	Continental Airlines 2000-1 Class A-1
	Pass Through Trust	8.048%	11/1/20	2,604	2,710
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	14,249	14,886
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	2,884	2,942
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	3,475	3,554
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,388	2,436
	CSX Corp.	3.400%	8/1/24	27,700	28,305
4	CSX Transportation Inc.	6.251%	1/15/23	2,314	2,507

4,16	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	19,348	20,532
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	62,107	67,785
4	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	6,239	6,716
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	14,222	14,576
4	Delta Air Lines 2010-2 Class A Pass
	Through Trust	4.950%	11/23/20	933	934
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	2,784	2,825
4	Delta Air Lines 2019-1 Class A Pass
	Through Trust	3.404%	4/25/24	24,350	24,714
4	Delta Air Lines 2019-1 Class AA Pass
	Through Trust	3.204%	4/25/24	37,325	37,541
	Delta Air Lines Inc.	2.875%	3/13/20	41,950	41,914
	Delta Air Lines Inc.	3.400%	4/19/21	109,105	109,690
	Delta Air Lines Inc.	3.800%	4/19/23	97,465	98,586
10	ERAC USA Finance LLC	2.600%	12/1/21	7,215	7,141
	FedEx Corp.	3.400%	1/14/22	22,155	22,478
4,10	Heathrow Funding Ltd.	4.875%	7/15/23	29,550	30,443
10	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.200%	7/15/20	4,200	4,208
10	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.300%	4/1/21	34,000	34,134
11	Qantas Airways Ltd.	7.500%	6/11/21	18,060	14,075
	Ryder System Inc.	3.875%	12/1/23	13,690	13,983
	Ryder System Inc.	3.650%	3/18/24	72,895	74,581
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	9,207	9,691
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	3,224	3,388
4	Spirit Airlines 2015-1 Pass Through Trust
	B	4.450%	10/1/25	8,279	8,378
4	Spirit Airlines 2017-1B Pass Through
	Trust	3.800%	2/15/26	41,361	40,440
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	16,243	17,067
	Union Pacific Corp.	2.950%	3/1/22	75,305	75,824
	Union Pacific Corp.	3.150%	3/1/24	63,160	63,931
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	5,738	6,082
					15,128,680
Utilities (4.5%)
	Electric (4.2%)
	Alabama Power Co.	3.375%	10/1/20	21,260	21,450
	American Electric Power Co. Inc.	2.150%	11/13/20	42,780	42,394
	Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,691
	Baltimore Gas & Electric Co.	2.800%	8/15/22	3,555	3,548
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	26,020	25,929
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	50,295	50,335
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	24,240	25,145
	CenterPoint Energy Inc.	3.600%	11/1/21	39,595	40,252
	CenterPoint Energy Inc.	3.850%	2/1/24	43,770	44,844
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	28,129
	Dominion Energy Inc.	5.200%	8/15/19	4,175	4,202
	Dominion Energy Inc.	2.750%	9/15/22	23,741	23,451

7,10	Dominion Energy Inc., 3M USD LIBOR +
	0.400%	3.026%	12/1/20	195,160	194,922
	DTE Electric Co.	3.900%	6/1/21	14,230	14,536
	DTE Energy Co.	3.700%	8/1/23	29,165	29,976
	Duke Energy Corp.	3.227%	3/11/22	290,625	296,458
	Duke Energy Corp.	3.950%	10/15/23	13,291	13,799
10	EDP Finance BV	4.125%	1/15/20	61,198	61,431
10	EDP Finance BV	5.250%	1/14/21	71,670	74,011
	Emera US Finance LP	2.150%	6/15/19	19,105	19,095
	Entergy Arkansas Inc.	3.750%	2/15/21	8,520	8,660
	Entergy Louisiana LLC	4.800%	5/1/21	12,415	12,797
7,11	ETSA Utilities Finance Pty Ltd., 3M
	Australian Bank Bill Rate + 0.260%	1.820%	10/15/19	9,720	6,835
	Exelon Corp.	2.850%	6/15/20	37,065	37,078
	Exelon Corp.	5.150%	12/1/20	17,959	18,478
	Exelon Corp.	2.450%	4/15/21	8,638	8,562
	Exelon Corp.	3.497%	6/1/22	7,263	7,357
	Exelon Generation Co. LLC	2.950%	1/15/20	63,015	62,863
	Exelon Generation Co. LLC	3.400%	3/15/22	7,500	7,606
	FirstEnergy Corp.	2.850%	7/15/22	97,098	96,289
	FirstEnergy Corp.	4.250%	3/15/23	48,800	50,728
10	FirstEnergy Transmission LLC	4.350%	1/15/25	21,743	22,740
	Fortis Inc.	2.100%	10/4/21	22,465	22,004
	Georgia Power Co.	2.000%	9/8/20	50,060	49,567
	Georgia Power Co.	2.400%	4/1/21	50,514	50,078
	ITC Holdings Corp.	2.700%	11/15/22	29,250	28,934
10	Kallpa Generacion SA	4.125%	8/16/27	8,100	7,988
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	13,619
	LG&E & KU Energy LLC	4.375%	10/1/21	9,505	9,768
	National Rural Utilities Cooperative
	Finance Corp.	1.500%	11/1/19	3,900	3,864
	National Rural Utilities Cooperative
	Finance Corp.	2.350%	6/15/20	27,320	27,235
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	43,710	43,777
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	372,280	375,228
	NSTAR Electric Co.	3.500%	9/15/21	16,700	16,933
	NV Energy Inc.	6.250%	11/15/20	6,800	7,158
	Pinnacle West Capital Corp.	2.250%	11/30/20	60,500	59,984
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,112
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,309
	Progress Energy Inc.	4.400%	1/15/21	58,514	59,836
	Progress Energy Inc.	3.150%	4/1/22	17,667	17,763
	Puget Energy Inc.	6.500%	12/15/20	15,190	15,990
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,400
	Puget Energy Inc.	5.625%	7/15/22	47,334	50,422
	Southern Co.	2.750%	6/15/20	48,140	48,073
	Southern Co.	2.350%	7/1/21	76,255	75,512
	Southern Power Co.	1.950%	12/15/19	32,735	32,595
12	SSE plc	5.875%	9/22/22	9,200	13,651
	Tampa Electric Co.	5.400%	5/15/21	12,630	13,248
7,11	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	1.975%	1/15/22	7,300	5,036
	Virginia Electric & Power Co.	5.000%	6/30/19	12,995	13,040
	Virginia Electric & Power Co.	3.450%	9/1/22	15,835	16,135

	Natural Gas (0.3%)
10	Engie SA	2.875%	10/10/22	7,269	7,304

	Sempra Energy	2.400%	2/1/20	58,530	58,243
	Sempra Energy	2.400%	3/15/20	10,265	10,215
	Sempra Energy	2.850%	11/15/20	9,770	9,747
	Sempra Energy	2.900%	2/1/23	16,585	16,366
7	Sempra Energy, 3M USD LIBOR +
	0.250%	2.847%	7/15/19	82,915	82,808
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,377

	Other Utility (0.0%)
11	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	3,270	2,329
					2,650,239
Total Corporate Bonds (Cost $32,580,402)					32,747,486
Sovereign Bonds (7.2%)
10	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	4,600	4,906
10	Arab Petroleum Investments Corp.	4.125%	9/18/23	15,718	16,238
13	Arab Republic of Egypt	4.750%	4/16/26	4,800	5,272
13	Argentine Republic	3.875%	1/15/22	14,400	12,381
	Argentine Republic	5.625%	1/26/22	24,610	19,245
13	Argentine Republic	3.375%	1/15/23	16,309	13,327
10	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,062
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,859
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	48,800	48,891
10	Banque Ouest Africaine de
	Developpement	5.500%	5/6/21	6,500	6,688
10	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	17,455	17,541
10	Bermuda	4.138%	1/3/23	6,000	6,098
10	Bermuda	4.854%	2/6/24	2,861	3,056
10	BNG Bank NV	2.125%	12/14/20	36,883	36,696
10	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,323
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,487
10	CDP Financial Inc.	4.400%	11/25/19	51,960	52,497
10	CDP Financial Inc.	3.150%	7/24/24	24,580	25,277
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	7,000	7,264
4	City of Buenos Aires	8.950%	2/19/21	4,965	4,761
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	6,100	6,078
10	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,765
	CNPC General Capital Ltd.	2.700%	11/25/19	8,000	7,992
11	Commonwealth of Australia	2.500%	9/20/30	57,333	60,366
	Corp. Andina de Fomento	2.200%	7/18/20	49,986	49,551
	Corp. Andina de Fomento	4.375%	6/15/22	17,129	17,781
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	1,999
10	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,523	4,676
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	6,085	6,281
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	18,465	19,359
10	CPPIB Capital Inc.	1.250%	9/20/19	78,037	77,650
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	12,155	12,242
10	Dexia Credit Local SA	2.500%	1/25/21	97,550	97,456
10,17	Dexia Credit Local SA	1.875%	9/15/21	9,765	9,611
10	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,761
4	Dominican Republic	7.500%	5/6/21	5,440	5,621
	Dominican Republic	6.600%	1/28/24	4,125	4,462
	Egypt Government International Bond	6.125%	1/31/22	2,985	3,020
10	Electricite de France SA	4.500%	9/21/28	73,390	76,234
	Emirate of Abu Dhabi	3.125%	10/11/27	17,945	17,843

4	Empresa Nacional del Petroleo	5.250%	11/6/29	680	736
4,10	Empresa Nacional del Petroleo	5.250%	11/6/29	14,030	15,012
	Equinor ASA	2.250%	11/8/19	19,500	19,452
	Equinor ASA	2.900%	11/8/20	10,000	10,052
	Equinor ASA	3.150%	1/23/22	2,000	2,028
	Export-Import Bank of China	2.500%	7/31/19	6,395	6,391
	Export-Import Bank of India	2.750%	4/1/20	3,870	3,858
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,292
	Export-Import Bank of Korea	2.375%	8/12/19	14,980	14,957
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	56,024
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	20,517
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,041
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,495
	Export-Import Bank of Korea	3.000%	11/1/22	16,878	16,954
7	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.460%	3.052%	10/21/19	4,510	4,511
7	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.700%	3.346%	5/26/19	11,506	11,510
7	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.925%	3.661%	11/1/22	6,950	7,019
	Federative Republic of Brazil	5.000%	1/27/45	5,815	5,292
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	19,500	19,529
	Fondo MIVIVIENDA SA	3.500%	1/31/23	9,720	9,711
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	7,730	8,329
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,900	7,897
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	5,400	5,403
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	22,740	22,726
10	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	11,990	12,455
	Industrial & Commercial Bank of China
	Ltd.	1.875%	5/23/19	4,800	4,797
	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	22,300	22,323
	Industrial & Commercial Bank of China
	Ltd.	2.905%	11/13/20	7,050	7,023
7	Industrial & Commercial Bank of China
	Ltd., 3M USD LIBOR + 0.750%	3.488%	11/8/20	20,000	20,031
7,18	Japan Bank for International Cooperation,
	3M USD LIBOR + 0.390%	2.981%	7/21/20	5,856	5,878
18	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	9,750	9,974
10	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,096
10	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,591
	Kingdom of Saudi Arabia	2.375%	10/26/21	71,255	70,257
10,13	Kingdom of Spain	1.400%	7/30/28	438,600	514,295
	Korea Development Bank	1.375%	9/12/19	19,715	19,610
	Korea Development Bank	2.500%	3/11/20	4,550	4,537
	Korea Development Bank	4.625%	11/16/21	2,795	2,921
	Korea Development Bank	3.000%	3/19/22	12,145	12,180
	Korea Development Bank	3.250%	2/19/24	17,005	17,097
7	Korea Development Bank, 3M USD
	LIBOR + 0.350%	2.945%	7/3/19	37,070	37,074
10	Korea Expressway Corp.	3.625%	10/22/21	7,780	7,907
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	5,750	5,767
10	Korea Southern Power Co. Ltd.	3.000%	1/29/21	19,505	19,533
	KSA Sukuk Ltd.	2.894%	4/20/22	79,355	79,284
10	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,626
	North American Development Bank	2.400%	10/26/22	2,700	2,660

	NTPC Ltd.	4.250%	2/26/26	5,300	5,363
10	OCP SA	5.625%	4/25/24	7,800	8,248
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	54,524	55,076
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	6,135
	Ooredoo International Finance Ltd.	7.875%	6/10/19	18,391	18,464
19	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	16,952	17,503
	Petrobras Global Finance BV	8.750%	5/23/26	6,565	7,845
	Petrobras Global Finance BV	7.375%	1/17/27	2,611	2,905
	Petroleos Mexicanos	8.000%	5/3/19	101,692	101,705
	Petroleos Mexicanos	5.500%	1/21/21	230,709	235,826
	Petroleos Mexicanos	5.375%	3/13/22	15,115	15,533
	Petroleos Mexicanos	6.875%	8/4/26	26,472	27,538
	Petroleos Mexicanos	6.500%	3/13/27	20,570	20,839
	Petroleos Mexicanos	6.500%	1/23/29	3,045	3,046
	Petronas Capital Ltd.	5.250%	8/12/19	10,580	10,652
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	2,050	2,045
	Province of Alberta	1.900%	12/6/19	24,370	24,263
	Province of Alberta	1.750%	8/26/20	1,300	1,288
10	Province of Alberta	1.750%	8/26/20	149,451	147,976
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,833
	Province of Ontario	1.250%	6/17/19	24,405	24,356
	Province of Ontario	4.400%	4/14/20	25,595	26,052
	Province of Ontario	1.875%	5/21/20	9,770	9,708
	Province of Quebec	2.750%	8/25/21	16,785	16,903
7	Province of Quebec, 1M USD LIBOR +
	0.130%	2.743%	9/21/20	17,600	17,581
4,10	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	1,616	1,638
4	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	5,102	5,173
	Republic of Colombia	4.375%	7/12/21	72,400	74,481
	Republic of Colombia	4.000%	2/26/24	8,900	9,156
4	Republic of Colombia	4.500%	1/28/26	14,080	14,837
	Republic of Colombia	10.375%	1/28/33	2,581	3,973
	Republic of Croatia	6.750%	11/5/19	123,869	126,181
	Republic of Guatemala	5.750%	6/6/22	2,993	3,146
	Republic of Honduras	8.750%	12/16/20	18,747	20,043
	Republic of Hungary	6.375%	3/29/21	47,009	50,006
	Republic of Hungary	5.375%	2/21/23	7,600	8,208
	Republic of Hungary	5.750%	11/22/23	6,939	7,694
	Republic of Indonesia	4.875%	5/5/21	28,504	29,477
10	Republic of Indonesia	3.700%	1/8/22	10,072	10,223
	Republic of Indonesia	3.750%	4/25/22	11,100	11,274
	Republic of Indonesia	5.875%	1/15/24	34,090	37,764
	Republic of Indonesia	4.450%	2/11/24	14,875	15,504
	Republic of Indonesia	4.125%	1/15/25	10,550	10,896
10	Republic of Latvia	2.750%	1/12/20	4,000	3,995
	Republic of Lithuania	7.375%	2/11/20	144,433	149,505
10	Republic of Lithuania	6.125%	3/9/21	8,205	8,687
	Republic of Lithuania	6.125%	3/9/21	54,670	57,913
	Republic of Lithuania	6.625%	2/1/22	16,400	18,018
	Republic of Panama	5.200%	1/30/20	43,704	44,414
	Republic of Panama	9.375%	4/1/29	2,345	3,418
	Republic of Poland	5.125%	4/21/21	22,315	23,403
	Republic of Poland	5.000%	3/23/22	46,710	49,642

	Republic of Romania	4.375%	8/22/23	8,750	9,105
13	Republic of Romania	2.000%	12/8/26	53,426	60,790
13	Republic of Romania	2.375%	4/19/27	1,621	1,868
13	Republic of Romania	2.875%	3/11/29	4,122	4,774
	Republic of Serbia	4.875%	2/25/20	45,029	45,557
	Republic of Slovenia	5.500%	10/26/22	11,740	12,764
	Republic of Slovenia	5.850%	5/10/23	2,100	2,337
10	Republic of Slovenia	5.250%	2/18/24	8,600	9,548
	Republic of the Philippines	8.375%	6/17/19	32,877	33,124
	Republic of Turkey	7.000%	6/5/20	48,474	48,898
	Serbia International Bond	7.250%	9/28/21	49,085	53,408
7,11	SGSP Australia Assets Pty Ltd., 3M
	Australian Bank Bill Rate + 1.600%	3.410%	3/25/20	5,700	4,046
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	6,200	6,489
10	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	20,200	21,122
	Sinopec Group Overseas Development
	2014 Ltd.	4.375%	4/10/24	8,500	8,902
	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	4,800	4,781
10	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	35,215	35,012
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	652	639
10	Sinopec Group Overseas Development
	2018 Ltd.	4.125%	9/12/25	24,320	25,384
10	Slovak Republic	4.375%	5/21/22	5,500	5,769
	Slovak Republic	4.375%	5/21/22	3,000	3,149
	Socialist Republic of Vietnam	6.750%	1/29/20	17,130	17,559
7	State Bank of India, 3M USD LIBOR +
	0.950%	3.539%	4/6/20	42,900	42,977
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	2,760	2,764
	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	2,234	2,234
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,026
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	2,800	2,781
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,033
	State of Israel	3.150%	6/30/23	26,725	27,146
13	State of Israel	2.875%	1/29/24	2,710	3,420
13	State of Israel	1.500%	1/16/29	18,255	21,543
	State of Kuwait	2.750%	3/20/22	42,883	42,830
	State of Qatar	4.000%	3/14/29	51,985	54,324
10	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,305
10	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,932
	United Mexican States	3.625%	3/15/22	26,482	26,914
13	United Mexican States	1.625%	4/8/26	22,205	24,917
Total Sovereign Bonds (Cost $4,310,823)					4,324,792
Taxable Municipal Bonds (0.1%)
	California Department of Water
	Resources Water System Revenue
	(Central Valley Project)	1.871%	12/1/19	255	254
	California GO	6.200%	10/1/19	13,650	13,860
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	3,234	3,240

	San Jose California Redevelopment Agency Successor Agency Tax Allocation

			2.098	8/1/19	16,589	16,572
	University of California Revenue		1.745%	5/15/19	6,250	6,248
Total Taxable Municipal Bonds (Cost $40,144)						40,174
					Shares
	Convertible Preferred Stocks (0.0%)
	Financials (0.0%)
§,14	Lehman Brothers Holdings Inc. Pfd.
	(Cost $28,924)		7.250%	Perpetual	29,160	—
	Temporary Cash Investments (3.7%)
	Money Market Fund (2.9%)
20	Vanguard Market Liquidity Fund		2.545%		17,100,925	1,710,264
					Face
					Amount
					($000)
	Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA		1.980%	10/25/19	248,845	248,091

	Commercial Paper (0.4%)
21	NextEra Energy Capital Holdings Inc		2.951%	5/2/19	42,745	42,739
21	TransCanada Pipelines Ltd.		2.881%	5/1/19	33,270	33,267
10,21	VW Credit Inc		3.122%	7/1/19	174,000	173,140
						249,146
Total Temporary Cash Investments (Cost $2,208,136)						2,207,501

					Notional
					Amount on
					Underlying
			Expiration	Exercise	Swap
	Counterparty		Date	Rate	($000)
	Options Purchased (0.0%)
	Over-the-Counter Swaptions (0.0%)
	Call Swaptions
	10-Year Interest Rate
	Swap, Pays 3-Month
	LIBOR Quarterly,
	Receives 2.474%
	Semiannualy	JPMC	3/26/21	2.474%	63,140	1,461

	Put Swaptions
	10-Year Interest Rate
	Swap, Receives 3-Month
	LIBOR Quarterly, Pays
	2.474% Semiannualy	JPMC	3/26/21	2.474%	63,140	2,045
	5-Year CDX-NA-IG-S32-
	V1, Credit Protection
	Sold, Receives 1.000%
	Quarterly	DBAG	5/15/19	0.700%	63,820[22]	5
	5-Year CDX-NA-IG-S32-
	V1, Credit Protection
	Sold, Receives 1.000%
	Quarterly	JPMC	7/17/19	0.700%	127,115[22]	127
						2,177

Total Options Purchased (Cost $3,892)	3,638
Total Investments (100.1%) (Cost $59,351,539)	59,616,877
Other Assets and Liabilities-Net (-0.1%)	(86,642)
Net Assets (100%)	59,530,235

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $47,533,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $18,187,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 Securities with a value of $3,877,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
7 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Interest-only security.
9 Inverse interest-only security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $12,097,462,000, representing 20.3% of net assets.
11 Face amount denominated in Australian dollars.
12 Face amount denominated in British pounds.
13 Face amount denominated in euro.
14 Non-income-producing security--security in default.
15 Scheduled principal and interest payments are guaranteed by bank letter of credit.
16 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17 Guaranteed by multiple countries.
18 Guaranteed by the Government of Japan.
19 Guaranteed by the Republic of Indonesia.
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
21 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April
30, 2019, the aggregate value of these securities was $249,146,000, representing 0.4% of net assets.
22 The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
CMT—Constant Maturing Treasury Rate.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
JPMC—JP Morgan Chase Bank.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced

.

Derivative Financial Instruments Outstanding as of Period End
Options Written
			Notional	Market
Expiration		Exercise	Amount	Value
Date	Contracts	Price	($000)	($000)

Short-Term Investment-Grade Fund

Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/24/19		826	$124.50	102,837	(129)
10-Year U.S. Treasury Note Futures Contracts	5/24/19		413	124.00	51,212	(123)
10-Year U.S. Treasury Note Futures Contracts	5/24/19		825	123.50	101,888	(438)
						(690)

Put Options
10-Year U.S. Treasury Note Futures Contracts	5/24/19		413	$124.00	51,212	(258)
10-Year U.S. Treasury Note Futures Contracts	5/24/19		825	123.50	101,888	(297)
10-Year U.S. Treasury Note Futures Contracts	5/24/19		826	122.50	101,185	(77)
						(632)
						(1,322)

					Notional
					Amount on
					Underlying	Market
		Expiration		Exercise	Swap	Value
Counterparty		Date		Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S32-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	DBAG	5/15/19		0.700%	127,690[1]	(733)
5-Year CDX-NA-IG-S32-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	DBAG	5/15/19		0.625%	191,455[1]	(461)
						(1,194)

Put Swaptions
5-Year CDX-NA-IG-S32-V1, Credit
Protection Purchased, Pays 1.000%
Quarterly	DBAG	5/15/19		0.625%	191,455	(63)
						(1,257)

Total Options Written (Premiums Received $2,865)						(2,579)

1 The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

DBAG—Deutsche Bank AG.

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	35,537	7,569,659	17,439
30-Year U.S. Treasury Bond	June 2019	77	11,355	128
				17,567

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(8,035)	(993,704)	(3,535)

Short-Term Investment-Grade Fund

Euro-Bund				June 2019	(5,142)	(953,391)	451
Euro-Bobl				June 2019	(1,562)	(232,886)	(1,653)
Ultra 10-Year U.S. Treasury Note				June 2019	(6,229)	(820,865)	(7,350)
Euro-OAT				June 2019	(2,780)	(505,126)	(3,454)
5-Year U.S. Treasury Note				June 2019	(3,369)	(389,593)	(1,040)
AUD 10-Year Treasury Bond				June 2019	(963)	(93,874)	(754)
AUD 3-Year Treasury Bond				June 2019	(836)	(67,142)	(511)
Euro-Schatz				June 2019	(521)	(65,401)	(6)
Long Gilt				June 2019	(313)	(51,966)	(68)
Ultra Long U.S. Treasury Bond				June 2019	(40)	(6,571)	153
Euro-Buxl				June 2019	(4)	(847)	(30)
							(17,797)
							(230)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
RBC Capital
Markets LLC	5/6/19	MXN	1,310,083	USD	69,469	—	(432)
Bank of
America,
N.A.	5/6/19	MXN	805,088	USD	42,159	266	—
BNP Paribas	5/6/19	MXN	645,111	USD	33,761	233	—
BNP Paribas	6/19/19	GBP	16,577	USD	21,650	25	—
Toronto-
Dominion
Bank	6/19/19	EUR	8,029	USD	9,004	41	—
Citibank,
N.A.	6/19/19	GBP	4,202	USD	5,530	—	(35)
UBS AG	6/19/19	AUD	6,662	USD	4,785	—	(83)
Bank of
America,
N.A.	6/19/19	USD	1,060,523	EUR	939,797	1,767	—
Toronto-
Dominion
Bank	6/19/19	USD	269,996	AUD	381,559	688	—
Morgan
Stanley
Capital
Services
LLC	6/19/19	USD	144,822	GBP	109,002	2,295	—
Goldman
Sachs Bank
AG	5/6/19	USD	131,705	MXN	2,484,319	790	—
BNP Paribas	6/19/19	USD	55,585	EUR	49,687	—	(389)
BNP Paribas	6/19/19	USD	22,094	AUD	30,777	372	—
JPMorgan
Chase Bank,
N.A.	6/19/19	USD	21,656	AUD	30,686	—	(3)
UBS AG	6/19/19	USD	16,537	AUD	23,257	122	—

Short-Term Investment-Grade Fund

Citibank,
N.A.	6/19/19	USD	13,001	AUD	18,199	157	—
BNP Paribas	6/19/19	USD	11,555	GBP	8,918	—	(107)
Bank of
Montreal	6/19/19	USD	11,302	AUD	15,925	61	—
Goldman
Sachs Bank
AG	6/19/19	USD	6,907	AUD	9,679	75	—
Citibank,
N.A.	6/19/19	USD	6,545	EUR	5,786	27	—
RBC Capital
Markets LLC	6/19/19	USD	6,544	EUR	5,807	2	—
Citibank,
N.A.	6/19/19	USD	1,138	EUR	1,017	—	(8)
Bank of
America,
N.A.	6/20/19	USD	152	JPY	16,803	—	—
						6,921	(1,057)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
					Periodic		Unrealized
					Premium		Appreciation
		Termination	Notional Amount		Received	Value	(Depreciation)
Reference Entity		Date		(000)	(Paid)[1](%)	($000)	($000)
Credit Protection Sold
iTraxx Europe-S31-V1		6/20/24	EUR	63,255	1.000	1,518	(19)

Credit Protection Purchased

CDX-NA-IG-S32-V1		6/20/24	USD	473,022	(1.000)	(9,570)	(25)
							(44)

1 Periodic premium received/paid quarterly.

EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

Short-Term Investment-Grade Fund

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)		($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	6,675	1.000	106	(22)	84	—
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	10,030	1.000	158	(20)	138	—
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	14,650	1.000	267	(63)	204	—
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	32,955	1.000	661	(353)	308	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	16,580	1.000	359	(206)	153	—
Boeing
Co./A2	6/20/24	GSI	72,855	1.000	1,837	(1,817)	20	—
Danske Bank
A/S/A2	6/20/23	BNPSW	5,265[1]	1.000	130	(81)	49	—
General
Electric
Corp./A2	12/20/19	DBAG	29,290	1.000	146	(80)	66	—
Metlife
Inc./A3	12/20/20	GSCM	14,025	1.000	180	—	180	—
Metlife
Inc./A3	12/20/21	BARC	6,575	1.000	114	(6)	108	—
People’s
Republic of
China/A3	6/20/22	BNPSW	26,335	1.000	624	(144)	480	—
People’s
Republic of
China/A3	12/20/23	GSI	23,085	1.000	648	(377)	271	—
People’s
Republic of
China/A3	6/20/24	GSI	25,570	1.000	719	(605)	114	—
Republic of
Indonesia/Ba
a2	6/20/24	BNPSW	12,150	1.000	22	30	52	—
Southern
Co./Baa2	6/20/22	JPMC	131,955	1.000	2,401	(1,389)	1,012	—
Verizon
Communicati
ons Inc./Baa1	12/20/22	GSI	33,580	1.000	696	(423)	273	—
Total					9,068	(5,556)	3,512	—

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	19,525	(1.000)	(120)	84	—	(36)
Altria Group
Inc.	12/20/21	GSI	73,260	(1.000)	(1,440)	1,164	—	(276)
American
International	6/20/20	BOANA	11,720	(1.000)	(121)	50	—	(71)

Short-Term Investment-Grade Fund

Group Inc.
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(121)	50	—	(71)
American
International
Group Inc.	12/20/20	GSCM	14,025	(1.000)	(191)	105	—	(86)
American
International
Group Inc.	12/20/20	GSCM	6,990	(1.000)	(95)	(36)	—	(131)
Autozone Inc.	12/20/20	GSCM	9,760	(1.000)	(149)	115	—	(34)
Bank of
America
Corp.	3/20/20	GSCM	21,610	(1.000)	(163)	62	—	(101)
Bank of
China Ltd.	12/20/21	BNPSW	13,100	(1.000)	(270)	(24)	—	(294)
Bank of
China Ltd.	6/20/22	BNPSW	26,335	(1.000)	(598)	3	—	(595)
Bank of
China Ltd.	6/20/23	BNPSW	19,485	(1.000)	(474)	260	—	(214)
Barclays
Bank plc	6/20/24	JPMC	20,125[1]	(1.000)	(518)	277	—	(241)
Commerzban
k AG	6/20/21	BOANA	24,410	(1.000)	(380)	(124)	—	(504)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)	(128)	113	—	(15)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)	(128)	112	—	(16)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)	(64)	57	—	(7)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)	(64)	42	—	(22)
CVS Health
Corp.	12/20/21	BARC	19,535	(1.000)	(330)	344	14	—
CVS Health
Corp.	12/20/21	BARC	6,620	(1.000)	(112)	113	1	—
CVS Health
Corp.	12/20/21	JPMC	29,300	(1.000)	(496)	449	—	(47)
Deutsche
Bank AG	12/20/22	JPMC	33,535	(1.000)	419	118	537	—
Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(1,502)	1,140	—	(362)
Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(1,502)	1,093	—	(409)
Dominion
Energy Inc.	6/20/22	JPMC	16,495	(1.000)	(427)	355	—	(72)
Exelon Corp.	6/20/22	JPMC	26,390	(1.000)	(716)	546	—	(170)
Exelon Corp.	6/20/22	JPMC	16,495	(1.000)	(448)	345	—	(103)
Federative
Republic of
Brazil	12/20/25	BOANA	23,222	(1.000)	1,372	(4,432)	—	(3,060)
Federative
Republic of
Brazil	12/20/25	GSCM	10,925	(1.000)	645	(1,945)	—	(1,300)
LafargeHolcim
Ltd.	6/20/24	BNPSW	17,570[1]	(1.000)	(184)	80	—	(104)
Lincoln
National
Corp.	6/20/21	BARC	3,340	(1.000)	(56)	(40)	—	(96)
Lincoln
National	6/20/21	BARC	3,335	(1.000)	(56)	39	—	(17)

Short-Term Investment-Grade Fund

Corp.
Lincoln
National
Corp.	12/20/21	BARC	6,575	(1.000)	(125)	(8)	—	(133)
McDonald's
Corp.	6/20/22	GSI	26,675	(1.000)	(727)	537	—	(190)
Ministry of
Finance
Malaysia	6/20/24	CITNA	9,710	(1.000)	(215)	218	3	—
Ministry of
Finance
Malaysia	6/20/24	JPMC	3,885	(1.000)	(86)	87	1	—
People's
Republic of
China	12/20/23	BARC	13,195	(1.000)	(383)	307	—	(76)
People's
Republic of
China	12/20/23	BARC	9,890	(1.000)	(287)	223	—	(64)

Raytheon Co.	12/20/21	GSI	24,420	(1.000)	(594)	475	—	(119)

Raytheon Co.	12/20/21	GSI	24,415	(1.000)	(594)	471	—	(123)
Republic of
Chile	6/20/24	GSI	9,710	(1.000)	(296)	300	4	—
Republic of
Turkey	12/20/19	GSI	16,910	(1.000)	243	(57)	186	—
Republic of
Turkey	6/20/20	BNPSW	29,365	(1.000)	954	(79)	875	—
Republic of
Turkey	6/20/20	GSI	9,785	(1.000)	317	(19)	298	—
Republic of
Turkey	6/20/24	BARC	16,070	(1.000)	2,371	(1,723)	648	—
Sempra
Energy	6/20/22	JPMC	26,390	(1.000)	(566)	529	—	(37)
Sempra
Energy	6/20/22	JPMC	16,495	(1.000)	(354)	340	—	(14)
Societe
Generale SA	12/20/21	JPMC	9,765	(1.000)	(208)	32	—	(176)
Societe
Generale SA	6/20/24	JPMC	32,945[1]	(1.000)	(543)	188	—	(355)
Standard
Chartered
Bank	12/20/21	JPMC	16,475	(1.000)	(358)	(20)	—	(378)
State of
Qatar	6/20/22	BOANA	1,500	(1.000)	(32)	(12)	—	(44)
State of
Qatar	6/20/22	CITNA	3,450	(1.000)	(73)	(26)	—	(99)
UnitedHealth
Group Inc.	12/20/19	CSFBI	19,525	(1.000)	(119)	81	—	(38)
UnitedHealth
Group Inc.	6/20/20	CSFBI	19,530	(1.000)	(212)	171	—	(41)
Wells Fargo
& Co.	9/20/20	BOANA	25,940	(1.000)	(298)	150	—	(148)
Total					(10,602)	2,680	2,567	(10,489)
					(1,534)	(2,876)	6,079	(10,489)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.

Short-Term Investment-Grade Fund

BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

At April 30, 2019, the counterparties had deposited in segregated accounts securities with a value of $5,515,000 and cash of
$3,890,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Termination Date	Date[1]	($000)	(%)	(%)	($000)	($000)
6/19/20	6/19/19	105,352	3.000	(0.000)	526	146
6/21/21	6/19/19	224,017	(3.000)	0.000	(2,827)	(541)
6/20/22	6/19/19	318,908	(3.000)	0.000	(6,461)	(1,868)
6/19/23	6/19/19	243,077	(3.000)	0.000	(6,530)	(1,689)
6/19/24	6/19/19	264,385	(3.000)	0.000	(8,524)	(2,327)
6/19/26	6/19/19	203,482	(3.000)	0.000	(8,095)	(2,334)
3/31/31	3/30/21	6,314	(2.474)	0.000	60	59
					(31,851)	(8,554)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-Month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating

Short-Term Investment-Grade Fund

changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Short-Term Investment-Grade Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the

Short-Term Investment-Grade Fund

time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money
(the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Short-Term Investment-Grade Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,607,909	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	14,635,195	50,182
Corporate Bonds	—	32,747,483	3
Sovereign Bonds	—	4,324,792	—
Taxable Municipal Bonds	—	40,174	—
Convertible Preferred Stocks	—	—	—[2]
Temporary Cash Investments	1,710,264	497,237	—
Option Purchased	—	3,638	—
Option Written	(1,322)	(1,257)	—
Futures Contracts—Assets[1]	9,308	—	—
Futures Contracts—Liabilities[1]	(7,737)	—	—
Forward Currency Contracts—Assets	—	6,921	—
Forward Currency Contracts—Liabilities	—	(1,057)	—
Swap Contracts—Assets	14[1]	6,079	—
Swap Contracts—Liabilities	(1,865)[1]	(10,489)	—
Total	1,708,662	57,856,625	50,185
1 Represents variation margin on the last day of the reporting period.
2 Market Value of convertible preferred stocks based on Level 3 inputs.